UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Michael W. Stockton

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund®

Semi-annual report for the six months ended March 31, 2018

We believe global
small companies can
provide opportunities
for investors.

SMALLCAP World Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2018:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	11.71%	9.66%	7.04%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 1.07% for Class A shares as of the prospectus dated December 1, 2017. This expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

The first six months of SMALLCAP World Fund’s current fiscal year was marked by investor uncertainty and market volatility around the globe. Despite this environment, the fund produced a total return of 6.28% during the period. This includes a capital gain distribution of $2.50 a share made on December 20, 2017.

By way of comparison, the fund’s primary benchmark — the unmanaged MSCI All Country World Small Cap Index, returned 5.17% for the same period, while the Lipper Global Small-/Mid-Cap Funds Average gained 6.85%. Neither benchmark includes fees or expenses.

The fund continues its approach of investing for the long term, and below you can see how the fund has fared over these longer periods.

Market overview

The first half of the fund’s fiscal year saw volatility re-enter many equity markets around the world, some for the first time in years. However, the economic environment and corporate balance sheets around the world generally remain healthy. In the United States, the unemployment rate continued to fall and stood at 4.1% for March, while gross domestic product rose 2.9% in the fourth quarter of 2017.

Results at a glance

For periods ended March 31, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 4/30/90)

SMALLCAP World Fund (Class A shares)[1]	6.28%	18.51%	10.97%	7.68%	9.85%
MSCI All Country World Small Cap Index[2]	5.17	16.21	10.20	8.16	—
Lipper Global Small-/Mid-Cap Funds Average[3]	6.85	19.47	10.64	7.62	9.37

[1]	Results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
[2]	Source: MSCI. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The market index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index was not in existence when the fund’s Class A shares were first sold; therefore, lifetime results are not available.
[3]	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update available on our website.

SMALLCAP World Fund	1

In response, the Federal Reserve continued it’s slow, steady progression of rate increases, the most recent of which increased the Fed’s benchmark rate to a range of 1.50% to 1.75%.

Overseas, the economic picture was similar. In the euro zone, fourth quarter GDP gained 2.7%, while unemployment stood at 8.5% for February — still high, but the lowest figure reported since 2008. Economic activity in Japan continues to grow modestly, while China’s growth rate has stabilized at a strong rate over the past several years.

Corporate earnings generally have been sound across much of the world as well. The volatility seen in many markets can be attributed to geopolitical concerns, such as continuing conflicts in Syria and concerns over trade stemming from U.S. policy.

The fund’s holdings

As of March 31, domestic equities made up 42.6% of the fund’s overall portfolio, slightly up from a year ago, while the fund’s holdings in European shares, at 22% of the portfolio, was also slightly higher than this time last year. Holdings in Asia-Pacific shares remained relatively steady at 21.1%.

Among equity sectors during the six-month period, the fund’s holdings in information technology, industrials, financials and consumer discretionary stocks all helped the fund’s return relative to its benchmark index, while a smaller holding in real estate also aided relative returns. However, the fund’s holdings in health care, while larger than the index, nonetheless detracted from relative returns, as did energy stocks.

It’s worth noting that while we provide a breakdown of geography and industry here, our investment process does not involve a top-down approach to investment.

Where the fund’s assets are invested (by country of domicile)

	As of March 31, 2018	Percent of net assets
▀	United States	42.6%
▀	Europe	22.0
▀	Asia & Pacific Basin	21.1
▀	Other (including Canada & Latin America)	7.5
▀	Short-term securities & other assets less liabilities	6.8

	As of September 30, 2017	Percent of net assets
▀	United States	40.6%
▀	Europe	21.9
▀	Asia & Pacific Basin	21.9
▀	Other (including Canada & Latin America)	7.1
▀	Short-term securities & other assets less liabilities	8.5

2	SMALLCAP World Fund

Rather, these breakdowns are simply a result of the choices our investment professionals have made, company by company.

Nine of the top ten holdings in the fund produced positive returns for the period, with only Japanese retailer Seria posting a 9.2% loss. Medical device maker Insulet, the fund’s third-largest holding, gained 57.4% during the period, while technology company RingCentral, the fourth-largest holding, saw a 52.1% gain.

The fund retained 6.8% of the portfolio in cash and other short-term securities, which of course hurt relative returns against the index. However, the fund’s portfolio managers and analysts frequently keep cash available in their portfolios to take advantage of potential investments as they arise. Cash can also help dampen the effects of market volatility on the portfolio.

Looking ahead

The fund’s managers believe in a long-term focus when it comes to investing, and in rigorous bottom-up research into each potential equity investment. Headline-driven volatility typically doesn’t enter into our process, except when there are actual political, economic or corporate policy changes to contend with.

We continue to see potential investment opportunities around the globe, and the current trend toward fewer business regulations is encouraging. The United States continues to drive innovation around the world. Consumer confidence remains high, though we are monitoring confidence among younger consumers, as that has slipped in recent months.

That said, we believe the global economy and equity markets are on sound footing, and any risks to that environment would likely be geopolitical in nature, rather than based on fundamentals. Those geopolitical risks, while generating headlines, have yet to materialize in major changes in the trajectory of the markets, but we continue to monitor problems around the globe for potential risk.

As always, we continue to seek out those companies with the potential to change industries and benefit our shareholders. The portfolio currently holds nearly 600 companies diversified across geographies and industries, and we continue to hold to our philosophy of investing for the long term. We thank you for your support, and look forward to reporting to you again in six months.

Cordially,

Jonathan Knowles Vice Chairman of the Board	Gregory W. Wendt President

May 9, 2018

For current information about the fund, visit americanfunds.com.

SMALLCAP World Fund	3

Summary investment portfolio March 31, 2018	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	42.63%
Euro zone*	8.51
United Kingdom	7.76
Japan	6.04
India	4.98
Canada	3.16
China	2.53
Sweden	2.52
Taiwan	1.83
Other countries	13.26
Short-term securities & other assets less liabilities	6.78
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, France, Germany, Greece, Italy, the Netherlands, Portugal, Slovenia and Spain.

Common stocks 92.65%	Shares	Value (000)
Consumer discretionary 17.68%
Seria Co., Ltd.[1]	5,056,594	$255,609
Dollarama Inc.	2,005,000	243,669
GVC Holdings PLC[2]	18,141,694	233,975
Domino’s Pizza, Inc.	791,161	184,784
Hilton Grand Vacations Inc.[3]	4,155,186	178,756
Planet Fitness, Inc., Class A3	4,123,511	155,745
Melco International Development Ltd.[2]	49,886,000	146,221
ASOS PLC[2,3]	1,491,741	145,829
TopBuild Corp.[3]	1,745,000	133,527
Other securities		5,395,376
		7,073,491

Health care 14.74%
Molina Healthcare, Inc.[1,3]	4,567,520	370,791
Bluebird Bio, Inc.[3]	2,106,520	359,688
Insulet Corp.[1,3]	3,770,600	326,836
GW Pharmaceuticals PLC (ADR)[1,3]	2,250,346	253,547
WuXi Biologics (Cayman) Inc.[2,3]	24,109,231	234,207

4	SMALLCAP World Fund

	Shares	Value (000)
Centene Corp.[3]	1,459,439	$155,970
Integra LifeSciences Holdings Corp.[3]	2,548,010	141,007
Other securities		4,057,240
		5,899,286

Information technology 14.12%
RingCentral, Inc., Class A3	4,720,000	299,720
AAC Technologies Holdings Inc.[2]	15,314,500	280,015
Paycom Software, Inc.[3]	2,477,734	266,084
Square, Inc., Class A3	3,284,830	161,614
Mellanox Technologies, Ltd.[3]	2,204,000	160,561
Qorvo, Inc.[3]	2,247,204	158,316
MINDBODY, Inc., Class A3	3,400,000	132,260
Zebra Technologies Corp., Class A3	949,300	132,133
Vanguard International Semiconductor Corp.	56,908,575	130,770
Other securities		3,928,042
		5,649,515

Industrials 13.10%
Kirby Corp.[3]	2,195,000	168,905
MonotaRO Co., Ltd.	4,374,300	157,003
NIBE Industrier AB, Class B2	15,558,453	147,160
Nihon M&A Center Inc.	4,271,180	146,881
Rexnord Corp.[3]	4,430,000	131,482
IDEX Corp.	875,000	124,696
Aalberts Industries NV, non-registered shares[2]	2,420,000	123,511
TechnoPro Holdings, Inc.[1]	2,036,000	122,623
Other securities		4,118,170
		5,240,431

Financials 11.92%
Kotak Mahindra Bank Ltd.[2]	18,292,040	296,660
Essent Group Ltd.[1,3]	6,075,535	258,575
Radian Group Inc.	9,680,000	184,307
Webster Financial Corp.	3,201,922	177,387
CenterState Bank Corp.[1]	6,069,250	161,017
SVB Financial Group[3]	652,500	156,607
Grupo Supervielle SA, Class B (ADR)	4,912,000	149,030
MarketAxess Holdings Inc.	660,000	143,510
Bajaj Finance Ltd.[2]	5,237,160	143,376
Texas Capital Bancshares, Inc.[3]	1,507,817	135,553
RenaissanceRe Holdings Ltd.	883,000	122,304
Other securities		2,843,725
		4,772,051

Consumer staples 5.47%
Emmi AG1,2	289,300	237,166
Raia Drogasil SA, ordinary nominative	7,527,574	170,377
Morinaga & Co., Ltd.[1]	3,667,600	161,446
Lion Corp.	6,887,000	138,672
Ariake Japan Co., Ltd.	1,607,000	128,645

SMALLCAP World Fund	5

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
a2 Milk Co. Ltd.[2,3]	14,035,000	$124,770
Other securities		1,229,013
		2,190,089

Materials 4.83%
Hudbay Minerals Inc.[1]	18,856,137	133,474
Other securities		1,797,619
		1,931,093

Real estate 1.42%
WHA Corp. PCL[1]	1,145,170,900	136,966
Other securities		432,464
		569,430

Other 4.48%
Other securities		1,792,236

Miscellaneous 4.89%
Other common stocks in initial period of acquisition		1,958,745

Total common stocks (cost: $25,550,257,000)		37,076,367

Preferred securities 0.10%
Other 0.10%
Other securities		42,204

Total preferred securities (cost: $41,513,000)		42,204

Rights & warrants 0.01%
Other 0.01%
Other securities		2,892

Total rights & warrants (cost: $0)		2,892

Convertible stocks 0.35%
Other 0.35%
Other securities		142,897

Total convertible stocks (cost: $138,000,000)		142,897

Convertible bonds 0.05%	Principal amount (000)
Consumer discretionary 0.05%
Other securities		19,336

Total convertible bonds (cost: $21,242,000)		19,336

6	SMALLCAP World Fund

Bonds, notes & other debt instruments 0.06%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.06%
Other securities		$24,934

Total bonds, notes & other debt instruments (cost: $24,951,000)		24,934

Short-term securities 6.88%
Canadian Imperial Bank of Commerce 1.66%–1.69% due 4/4/2018–4/6/2018[4]	$196,100	196,035
Commonwealth Bank of Australia 1.92%–2.04% due 4/19/2018–5/24/2018[4]	128,400	128,201
Federal Home Loan Bank 1.42%–1.75% due 4/9/2018–6/13/2018	385,459	384,854
Mizuho Bank, Ltd. 1.70%–1.98% due 4/24/2018–5/21/2018[4]	193,900	193,538
National Australia Bank Ltd. 1.65%–1.73% due 4/5/2018–5/2/2018[4]	253,100	252,818
Nordea Bank AB 1.42%–1.68% due 4/9/2018–4/25/2018[4]	140,000	139,844
Sumitomo Mitsui Banking Corp. 1.68%–2.00% due 4/3/2018–5/21/2018[4]	181,800	181,628
Swedbank AB 1.70%–1.71% due 4/11/2018–4/16/2018	124,600	124,501
Total Capital Canada Ltd. 1.66%–1.74% due 4/4/2018–5/9/2018[4]	177,600	177,367
Other securities		972,744

Total short-term securities (cost: $2,752,017,000)		2,751,530
Total investment securities 100.10% (cost: $28,527,980,000)		40,060,160
Other assets less liabilities (0.10)%		(41,382)

Net assets 100.00%		$40,018,778

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $1,746,000, which represented less than .01% of the net assets of the fund.

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 3/31/2018 (000)
USD27,202	CAD34,000	UBS AG	4/5/2018	$810
USD33,811	GBP24,400	Bank of America, N.A.	4/11/2018	(410)
USD15,917	GBP11,375	Bank of America, N.A.	4/16/2018	(40)
USD14,859	GBP10,590	Barclays Bank PLC	4/23/2018	(1)
USD27,192	GBP19,380	Goldman Sachs	4/23/2018	(3)
USD107,096	GBP76,514	Citibank	4/23/2018	(271)
USD50,554	JPY5,303,225	JPMorgan Chase	4/27/2018	638
USD46,523	INR3,049,338	Citibank	5/25/2018	92
				$815

SMALLCAP World Fund	7

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 21.81%
Consumer discretionary 4.53%
Seria Co., Ltd.	4,334,948	721,646	—	5,056,594
Lions Gate Entertainment Corp., Class A	4,243,393	250,000	115,000	4,378,393
Lions Gate Entertainment Corp., Class B	3,878,393	—	88,000	3,790,393
At Home Group Inc.[3]	1,830,940	1,965,933	—	3,796,873
MakeMyTrip Ltd., non-registered shares[3]	2,877,300	284,700	—	3,162,000
MakeMyTrip Ltd., non-registered shares[3,5]	92,000	—	—	92,000
Entertainment One Ltd.[2]	27,650,631	—	—	27,650,631
Evolution Gaming Group AB2	1,943,200	—	—	1,943,200
zooplus AG, non-registered shares[2,3]	500,634	60,000	—	560,634
Tailored Brands, Inc.	3,741,000	580,350	382,250	3,939,100
Cairn Homes PLC[2,3]	31,915,000	12,146,000	—	44,061,000
Ted Baker PLC[2]	3,446,897	—	775,000	2,671,897
Strayer Education, Inc.	845,750	—	—	845,750
POYA International Co., Ltd.	6,803,267	—	—	6,803,267
Delta Corp Ltd.[2]	—	21,407,238	—	21,407,238
Sleep Country Canada Holdings Inc.	3,011,253	715	—	3,011,968
Taiwan Paiho Ltd.	21,611,000	—	1,050,000	20,561,000
Lands’ End, Inc.[3]	1,654,000	107,232	—	1,761,232
Hostelworld Group PLC[2]	7,645,662	—	—	7,645,662
Tile Shop Holdings, Inc.	—	3,158,000	—	3,158,000
BNN Technology PLC[2,3,6]	19,007,000	—	—	19,007,000
Talwalkars Lifestyles Ltd.[2,3,6]	—	2,389,000	—	2,389,000
Talwalkars Better Value Fitness Ltd.[2,6]	2,389,000	—	—	2,389,000
Ace Hardware Indonesia Tbk PT2,7	850,382,300	179,367,665	173,999,965	855,750,000
Beauty Community PCL, foreign registered[7]	208,500,000	—	78,835,000	129,665,000
GVC Holdings PLC[2,7]	19,240,894	3,695,000	4,794,200	18,141,694
JINS Inc.[7]	1,381,000	—	782,000	599,000
YOOX Net-A-Porter Group SPA[2,3,7]	6,093,000	1,104,557	5,177,557	2,020,000
Health care 5.00%
Molina Healthcare, Inc.[3]	4,069,005	498,515	—	4,567,520
Insulet Corp.[3]	3,734,000	300,000	263,400	3,770,600
GW Pharmaceuticals PLC (ADR)[3]	1,891,400	358,946	—	2,250,346
Diplomat Pharmacy, Inc.[3]	872,100	5,050,680	—	5,922,780
iRhythm Technologies, Inc.[3]	1,591,200	40,000	—	1,631,200
CONMED Corp.	1,823,000	236,000	465,000	1,594,000
Madrigal Pharmaceuticals, Inc.[3]	—	748,393	—	748,393
Glaukos Corp.[3]	2,740,000	—	—	2,740,000
Adaptimmune Therapeutics PLC (ADR)[3]	6,792,700	—	—	6,792,700
Genomma Lab Internacional, SAB de CV, Series B3	67,483,000	—	—	67,483,000
Flexion Therapeutics, Inc.[3]	2,538,000	334,000	—	2,872,000
Evolent Health, Inc., Class A3	—	4,142,000	—	4,142,000
Osstem Implant Co., Ltd.[3]	1,078,621	—	—	1,078,621
NuCana PLC (ADR)[3]	1,932,728	609,900	—	2,542,628
CryoLife, Inc.[3]	1,993,149	164,102	—	2,157,251
Tabula Rasa HealthCare, Inc.[3]	—	1,060,488	—	1,060,488

8	SMALLCAP World Fund

	Beginning shares	Additions	Reductions	Ending shares
Natera, Inc.[3]	4,222,609	—	172,682	4,049,927
CellaVision AB, non-registered shares[2]	1,908,123	—	—	1,908,123
Pacific Biosciences of California, Inc.[3]	8,128,077	2,170,000	—	10,298,077
Xenon Pharmaceuticals Inc.[3]	1,429,000	—	—	1,429,000
Monash IVF Group Ltd.[2,7]	18,820,000	—	18,820,000	—
Neovasc Inc.[3,7]	—	4,090,543	—	4,090,543
Neovasc Inc. (CAD denominated)[3,7]	6,294,667	—	—	6,294,667
Viralytics Ltd.[3,7]	14,000,000	1,650,000	15,650,000	—
Virtus Health Ltd.[7]	5,223,000	—	5,223,000	—
Vitrolife AB2,7	1,363,579	—	396,620	966,959
Information technology 3.16%
ZPG PLC[2]	26,498,395	—	1,000,000	25,498,395
Alarm.Com Holdings, Inc.[3]	1,910,000	1,127,000	—	3,037,000
Acacia Communications, Inc.[3]	2,179,910	977,830	199,000	2,958,740
Douzone Bizon Co., Ltd.	1,755,000	294,408	—	2,049,408
Talend SA (ADR)[3]	2,164,055	—	—	2,164,055
Globant SA3	1,969,510	48,000	226,023	1,791,487
Inphi Corp.[3]	2,970,199	—	—	2,970,199
Mitel Networks Corp.[3]	5,934,900	3,607,353	—	9,542,253
SPS Commerce, Inc.[3,8]	730,000	429,000	—	1,159,000
eMemory Technology Inc.	6,146,000	—	—	6,146,000
Yext, Inc.[3]	—	5,727,067	—	5,727,067
Quotient Technology Inc.[3]	6,711,613	—	1,399,946	5,311,667
Ascom Holding AG2	—	2,226,000	—	2,226,000
Bravura Solutions Ltd.[2]	—	17,125,000	—	17,125,000
Datalex PLC[2]	6,106,000	—	—	6,106,000
Megaport Ltd.[2,3]	—	7,476,000	—	7,476,000
GoldMoney Inc.[3]	3,531,100	1,400,000	—	4,931,100
Callidus Software Inc. (USA)[3,7]	3,420,000	—	3,420,000	—
MagnaChip Semiconductor Corp.[3,7]	2,355,000	—	2,355,000	—
Paycom Software, Inc.[3,7]	3,126,716	100,000	748,982	2,477,734
RIB Software SE2,7	2,980,173	—	2,053,173	927,000
Vanguard International Semiconductor Corp.[7]	83,546,386	4,051,000	30,688,811	56,908,575
WIN Semiconductors Corp.[7]	20,743,009	328,000	11,429,651	9,641,358
Industrials 2.01%
TechnoPro Holdings, Inc.	1,969,000	67,000	—	2,036,000
Bravida Holding AB2	15,730,395	164,803	—	15,895,198
King Slide Works Co., Ltd.	7,623,765	—	—	7,623,765
Continental Building Products, Inc.[3]	3,330,700	—	—	3,330,700
Kratos Defense & Security Solutions, Inc.[3]	8,087,000	175,000	—	8,262,000
XP Power Ltd.[2]	1,237,207	250,793	—	1,488,000
Tsubaki Nakashima Co., Ltd.	2,118,800	189,000	—	2,307,800
Barrett Business Services, Inc.	580,000	—	—	580,000
R.R. Donnelley & Sons Co.	3,890,358	91,131	—	3,981,489
KeyW Holding Corp.[3]	2,536,400	—	—	2,536,400
J. Kumar Infraprojects Ltd.[2]	4,450,500	—	—	4,450,500
va-Q-tec AG2,3	542,000	242,000	—	784,000
Alfen NV2,3	—	1,275,000	—	1,275,000
Financials 2.36%
Essent Group Ltd.[3]	5,825,535	250,000	—	6,075,535
CenterState Bank Corp.	3,748,399	2,320,851	—	6,069,250
M&A Capital Partners Co., Ltd.[3]	937,100	275,900	66,700	1,146,300
Cannae Holdings, Inc.[3]	—	4,895,000	—	4,895,000
Third Point Reinsurance Ltd.[3]	5,325,506	2,010,683	1,188,368	6,147,821

SMALLCAP World Fund	9

Investments in affiliates (continued)

	Beginning shares	Additions	Reductions	Ending shares
NMI Holdings, Inc.[3]	2,553,127	2,483,000	—	5,036,127
Trupanion, Inc.[3]	2,380,800	29,400	—	2,410,200
TPG Pace Energy Holdings Corp., Class A2,3,4	—	4,000,000	—	4,000,000
Numis Corp. PLC[2]	5,663,282	—	—	5,663,282
Republic First Bancorp, Inc.[3,8]	2,584,000	603,000	—	3,187,000
Consumer staples 1.69%
Emmi AG2	289,300	—	—	289,300
Morinaga & Co., Ltd.	2,390,600	1,277,000	—	3,667,600
Milbon Co., Ltd.	1,324,300	1,142,100	480,200	1,986,200
Simply Good Foods Co., Class A3	4,017,095	402,905	—	4,420,000
CCL Products (India) Ltd.[2]	10,642,173	—	—	10,642,173
CLIO Cosmetics Co., Ltd.	1,166,900	101,199	—	1,268,099
BWX Ltd.[2]	7,708,000	1,352,280	—	9,060,280
R.E.A. Holdings PLC[2,3]	2,162,000	—	—	2,162,000
Materials 1.51%
Hudbay Minerals Inc.	5,568,237	14,010,000	722,100	18,856,137
Sirius Minerals PLC[2,3]	247,367,560	—	—	247,367,560
Scapa Group PLC[2]	12,183,326	—	—	12,183,326
Century Aluminum Co.[3,8]	1,332,000	3,536,000	—	4,868,000
Clearwater Paper Corp.[3]	990,000	325,800	—	1,315,800
Navin Fluorine International Ltd.[2]	—	3,202,000	—	3,202,000
Mayur Uniquoters Ltd.[2]	—	3,660,000	—	3,660,000
Kenmare Resources PLC[2,3]	7,124,863	—	—	7,124,863
BlueJay Mining PLC[2,3,8]	25,800,000	19,209,091	—	45,009,091
Hummingbird Resources PLC[2,3]	27,459,300	—	—	27,459,300
Excelsior Mining Corp.[2,3,4]	—	12,868,000	—	12,868,000
Bacanora Lithium PLC[2,3,9]	8,573,925	—	—	8,573,925
Danakali Ltd.[2,3]	16,700,000	—	—	16,700,000
Kennady Diamonds Inc.[3,7]	2,557,952	—	—	2,557,952
Real estate 0.90%
WHA Corp. PCL	1,145,170,900	—	—	1,145,170,900
MGM Growth Properties LLC REIT, Class A	4,148,087	48,400	—	4,196,487
Purplebricks Group PLC[2,3]	21,151,800	302,700	—	21,454,500
Mahindra Lifespace Developers Ltd.[2]	2,696,725	—	—	2,696,725
Energy 0.39%
Nine Energy Service, Inc.[3]	—	1,472,900	—	1,472,900
Tidewater Midstream and Infrastructure Ltd.	24,334,000	—	—	24,334,000
Savannah Petroleum PLC[2,3]	17,844,000	47,513,000	—	65,357,000
Source Energy Services Ltd.[3]	3,438,235	1,500,000	—	4,938,235
San Leon Energy PLC[2,3,6]	32,348,000	—	—	32,348,000
Independence Contract Drilling, Inc.[3]	2,955,645	68,952	99,840	2,924,757
Lekoil Ltd. (CDI)[2,3]	42,922,391	—	—	42,922,391
BNK Petroleum Inc.[3]	12,804,914	—	—	12,804,914
Sterling Resources Ltd.	—	34,775,000	—	34,775,000
Providence Resources PLC[2,3]	35,235,000	—	—	35,235,000
Telecommunication services 0.25%
Iridium Communications Inc.[3]	7,206,088	46,300	—	7,252,388
Iridium Communications Inc.[3,4]	—	636,132	—	636,132
Zegona Communications PLC[2]	12,305,654	—	4,393,868	7,911,786
Utilities 0.01%
Mytrah Energy Ltd.[2,3]	10,418,000	—	—	10,418,000

10	SMALLCAP World Fund

	Beginning shares	Additions	Reductions	Ending shares
Convertible stocks 0.05%
Health care 0.05%
Allakos Inc., Series B, 8.00% noncumulative[2,5,6]	—	2,522,736	—	2,522,736
Telecommunication services 0.00%
Iridium Communications Inc., Series A, convertible preferred[4,7]	60,000	—	60,000	—
Preferred securities 0.00%
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%	96,000	—	—	96,000
Rights & warrants 0.01%
Real estate 0.01%
WHA Corp. PCL, warrants, expire 2020[3]	6,909,830	—	2,448,100	4,461,730
Energy 0.00%
Savannah Petroleum PLC, warrants, expire 2019[2,3]	—	21,698,000	—	21,698,000
Health care 0.00%
Neovasc Inc., Class A, warrants, expire 2022[2,3,7]	—	2,020,548	—	2,020,548
Neovasc Inc., Class B, warrants, expire 2019[2,3,7]	—	2,020,548	236,550	1,783,998
Neovasc Inc., Class C, warrants, expire 2019[2,3,7]	—	808,489	—	808,489

	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Common stocks 21.81%
Consumer discretionary 4.53%
Seria Co., Ltd.	$—	$(25,119)	$1,413	$255,609
Lions Gate Entertainment Corp., Class A	301	(33,073)	394	113,094
Lions Gate Entertainment Corp., Class B	229	(29,701)	341	91,273
At Home Group Inc.[3]	—	26,355	—	121,652
MakeMyTrip Ltd., non-registered shares[3]	—	18,136	—	109,722
MakeMyTrip Ltd., non-registered shares[3,5]	—	547	—	3,192
Entertainment One Ltd.[2]	—	13,472	—	109,065
Evolution Gaming Group AB2	—	(17,719)	—	106,346
zooplus AG, non-registered shares[2,3]	—	7,261	—	102,167
Tailored Brands, Inc.	554	42,344	1,417	98,714
Cairn Homes PLC[2,3]	—	5,816	—	98,205
Ted Baker PLC[2]	3,682	(4,948)	755	93,999
Strayer Education, Inc.	—	11,654	423	85,463
POYA International Co., Ltd.	—	4,592	—	84,816
Delta Corp Ltd.[2]	—	(13,226)	—	83,848
Sleep Country Canada Holdings Inc.	—	(7,351)	787	79,741
Taiwan Paiho Ltd.	943	(37,878)	—	58,530
Lands’ End, Inc.[3]	—	17,899	—	41,125
Hostelworld Group PLC[2]	—	4,112	—	40,921
Tile Shop Holdings, Inc.	—	(6,116)	274	18,948
BNN Technology PLC[2,3,6]	—	(501)	—	8,057
Talwalkars Lifestyles Ltd.[2,3,6]	—	4,269	—	6,300
Talwalkars Better Value Fitness Ltd.[2,6]	—	(5,307)	—	2,568

SMALLCAP World Fund	11

Investments in affiliates (continued)

	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Ace Hardware Indonesia Tbk PT2,7	$307	$5,545	$—	$—
Beauty Community PCL, foreign registered[7]	34,592	802	—	—
GVC Holdings PLC[2,7]	20,281	10,663	3,347	—
JINS Inc.[7]	11,109	(25,546)	—	—
YOOX Net-A-Porter Group SPA[2,3,7]	100,811	(46,009)	—	—
				1,813,355
Health care 5.00%
Molina Healthcare, Inc.[3]	—	46,405	—	370,791
Insulet Corp.[3]	8,350	110,624	—	326,836
GW Pharmaceuticals PLC (ADR)[3]	—	17,971	—	253,547
Diplomat Pharmacy, Inc.[3]	—	(20,830)	—	119,344
iRhythm Technologies, Inc.[3]	—	18,021	—	102,684
CONMED Corp.	77	15,859	590	100,948
Madrigal Pharmaceuticals, Inc.[3]	—	(13,112)	—	87,405
Glaukos Corp.[3]	—	(5,946)	—	84,474
Adaptimmune Therapeutics PLC (ADR)[3]	—	20,650	—	76,282
Genomma Lab Internacional, SAB de CV, Series B3	—	(13,545)	—	73,097
Flexion Therapeutics, Inc.[3]	—	(5,524)	—	64,362
Evolent Health, Inc., Class A3	—	6,844	—	59,024
Osstem Implant Co., Ltd.[3]	—	(12,180)	—	53,734
NuCana PLC (ADR)[3]	—	(2,094)	—	48,107
CryoLife, Inc.[3]	—	(5,266)	—	43,253
Tabula Rasa HealthCare, Inc.[3]	—	5,107	—	41,147
Natera, Inc.[3]	(2,145)	(13,106)	—	37,543
CellaVision AB, non-registered shares[2]	—	(9,253)	—	31,454
Pacific Biosciences of California, Inc.[3]	—	(26,769)	—	21,111
Xenon Pharmaceuticals Inc.[3]	—	2,787	—	7,002
Monash IVF Group Ltd.[2,7]	(16,738)	13,694	—	—
Neovasc Inc.[3,7]	—	(2,700)	—	—
Neovasc Inc. (CAD denominated)[3,7]	—	(10,254)	—	—
Viralytics Ltd.[3,7]	7,878	2,240	—	—
Virtus Health Ltd.[7]	(9,961)	7,561	—	—
Vitrolife AB2,7	10,359	(24,714)	—	—
				2,002,145
Information technology 3.16%
ZPG PLC[2]	(174)	(3,389)	1,297	120,255
Alarm.Com Holdings, Inc.[3]	—	(16,276)	—	114,616
Acacia Communications, Inc.[3]	(1,796)	(16,751)	—	113,793
Douzone Bizon Co., Ltd.	—	47,658	654	111,324
Talend SA (ADR)[3]	—	15,538	—	104,134
Globant SA3	6,354	16,843	—	92,333
Inphi Corp.[3]	—	(28,484)	—	89,403
Mitel Networks Corp.[3]	—	7,993	—	88,552
SPS Commerce, Inc.[3,8]	—	11,455	—	74,257
eMemory Technology Inc.	—	(6,155)	—	73,355
Yext, Inc.[3]	—	1,703	—	72,447
Quotient Technology Inc.[3]	(2,399)	(13,823)	—	69,583
Ascom Holding AG2	—	(8,977)	—	47,301
Bravura Solutions Ltd.[2]	—	6,527	443	35,854
Datalex PLC[2]	—	(4,882)	—	22,045
Megaport Ltd.[2,3]	—	37	—	21,574
GoldMoney Inc.[3]	—	(5,346)	—	12,898

12	SMALLCAP World Fund

	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Callidus Software Inc. (USA)[3,7]	$47,702	$(14,528)	$—	$—
MagnaChip Semiconductor Corp.[3,7]	(6,396)	6,403	—	—
Paycom Software, Inc.[3,7]	25,881	62,809	—	—
RIB Software SE2,7	32,915	(12,098)	—	—
Vanguard International Semiconductor Corp.[7]	18,926	27,845	—	—
WIN Semiconductors Corp.[7]	53,738	22,496	—	—
				1,263,724
Industrials 2.01%
TechnoPro Holdings, Inc.	—	26,337	899	122,623
Bravida Holding AB2	—	(2,814)	—	113,584
King Slide Works Co., Ltd.	—	921	—	105,897
Continental Building Products, Inc.[3]	—	8,493	—	95,091
Kratos Defense & Security Solutions, Inc.[3]	—	(22,741)	—	85,016
XP Power Ltd.[2]	—	9,224	962	66,607
Tsubaki Nakashima Co., Ltd.	—	10,985	673	59,760
Barrett Business Services, Inc.	—	15,283	290	48,070
R.R. Donnelley & Sons Co.	—	(6,032)	1,089	34,758
KeyW Holding Corp.[3]	—	634	—	19,936
J. Kumar Infraprojects Ltd.[2]	—	4,773	—	18,726
va-Q-tec AG2,3	—	(2,788)	—	17,085
Alfen NV2,3	—	(56)	—	15,683
				802,836
Financials 2.36%
Essent Group Ltd.[3]	—	10,965	—	258,575
CenterState Bank Corp.	—	(3,688)	827	161,017
M&A Capital Partners Co., Ltd.[3]	1,392	39,268	—	97,042
Cannae Holdings, Inc.[3]	—	7,968	—	92,320
Third Point Reinsurance Ltd.[3]	3,459	(10,437)	—	85,762
NMI Holdings, Inc.[3]	—	14,922	—	83,348
Trupanion, Inc.[3]	—	8,236	—	72,041
TPG Pace Energy Holdings Corp., Class A2,3,4	—	(773)	—	39,227
Numis Corp. PLC[2]	—	7,704	494	29,012
Republic First Bancorp, Inc.[3,8]	—	(1,228)	—	27,727
				946,071
Consumer staples 1.69%
Emmi AG2	—	47,590	—	237,166
Morinaga & Co., Ltd.	—	(37,203)	1,566	161,446
Milbon Co., Ltd.	8,173	22,200	524	87,805
Simply Good Foods Co., Class A3	—	8,815	—	60,687
CCL Products (India) Ltd.[2]	—	(4,444)	—	45,764
CLIO Cosmetics Co., Ltd.	—	2,998	109	39,736
BWX Ltd.[2]	—	(7,762)	229	33,942
R.E.A. Holdings PLC[2,3]	—	167	—	9,365
				675,911
Materials 1.51%
Hudbay Minerals Inc.	(390)	(28,452)	143	133,474
Sirius Minerals PLC[2,3]	—	21,019	—	105,479
Scapa Group PLC[2]	—	11,690	—	83,857
Century Aluminum Co.[3,8]	—	(8,435)	—	80,517
Clearwater Paper Corp.[3]	—	(10,871)	—	51,448
Navin Fluorine International Ltd.[2]	—	(1,634)	—	38,197

SMALLCAP World Fund	13

Investments in affiliates (continued)

	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Mayur Uniquoters Ltd.[2]	$—	$(1,746)	$19	$26,985
Kenmare Resources PLC[2,3]	—	(8,641)	—	22,603
BlueJay Mining PLC[2,3,8]	—	3,165	—	15,421
Hummingbird Resources PLC[2,3]	—	(398)	—	12,711
Excelsior Mining Corp.[2,3,4]	—	2,659	—	12,656
Bacanora Lithium PLC[2,3,9]	—	1,515	—	11,057
Danakali Ltd.[2,3]	—	(104)	—	8,962
Kennady Diamonds Inc.[3,7]	—	8	—	—
				603,367
Real estate 0.90%
WHA Corp. PCL	—	14,620	1,705	136,966
MGM Growth Properties LLC REIT, Class A	—	(15,391)	3,525	111,375
Purplebricks Group PLC[2,3]	—	(16,606)	—	94,533
Mahindra Lifespace Developers Ltd.[2]	—	(745)	—	18,396
				361,270
Energy 0.39%
Nine Energy Service, Inc.[3]	—	583	—	35,865
Tidewater Midstream and Infrastructure Ltd.	—	(1,440)	381	26,253
Savannah Petroleum PLC[2,3]	—	(5,010)	—	25,970
Source Energy Services Ltd.[3]	—	(15,822)	—	19,049
San Leon Energy PLC[2,3,6]	—	2,260	—	11,200
Independence Contract Drilling, Inc.[3]	116	(4)	—	11,056
Lekoil Ltd. (CDI)[2,3]	—	711	—	10,630
BNK Petroleum Inc.[3]	—	2,833	—	5,963
Sterling Resources Ltd.	—	(967)	—	5,533
Providence Resources PLC[2,3]	—	2,725	—	5,381
				156,900
Telecommunication services 0.25%
Iridium Communications Inc.[3]	—	6,825	—	81,589
Iridium Communications Inc.[3,4]	—	1,681	—	7,157
Zegona Communications PLC[2]	1,255	(6,050)	842	11,368
				100,114
Utilities 0.01%
Mytrah Energy Ltd.[2,3]	—	(30)	—	4,126
Convertible stocks 0.05%
Health care 0.05%
Allakos Inc., Series B, 8.00% noncumulative[2,5,6]	—	—	—	20,000
Telecommunication services 0.00%
Iridium Communications Inc., Series A, convertible preferred[4,7]	—	(1,399)	420	—
Preferred securities 0.00%
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%	—	14	6	150
Rights & warrants 0.01%
Real estate 0.01%
WHA Corp. PCL, warrants, expire 2020[3]	973	(866)	—	1,091
Energy 0.00%
Savannah Petroleum PLC, warrants, expire 2019[2,3]	—	824	—	824

14	SMALLCAP World Fund

	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Health care 0.00%
Neovasc Inc., Class A, warrants, expire 2022[2,3,7]	$—	$—	$—	$—
Neovasc Inc., Class B, warrants, expire 2019[2,3,7]	—	1	—	—
Neovasc Inc., Class C, warrants, expire 2019[2,3,7]	—	1	—	—
				—
Total 21.87%	$360,358	$216,081	$26,838	$8,751,884

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $12,882,797,000, which represented 32.19% of the net assets of the fund. This amount includes $12,561,447,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,210,667,000, which represented 5.52% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Value determined using significant unobservable inputs.
[7]	Unaffiliated issuer at 3/31/2018.
[8]	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2017; it was not publicly disclosed.
[9]	This security changed its name during the reporting period.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Allakos Inc., Series B, 8.00% noncumulative	11/29/2017	$20,000	$20,000	.05%
MakeMyTrip Ltd., non-registered shares	5/2/2017	3,312	3,192	.01
Other private placement securities	12/3/2013-3/2/2018	183,299	202,624	.50
Total private placement securities		$206,611	$225,816	.56%

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD - Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

INR = Indian rupees

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

SMALLCAP World Fund	15

Financial statements

Statement of assets and liabilities at March 31, 2018	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $21,589,662)	$31,308,276
Affiliated issuers (cost: $6,938,318)	8,751,884	$40,060,160
Cash		32,368
Cash denominated in currencies other than U.S. dollars (cost: $3,255)		3,255
Unrealized appreciation on open forward currency contracts		1,540
Receivables for:
Sales of investments	103,177
Sales of fund’s shares	53,796
Dividends and interest	49,024
Other	989	206,986
		40,304,309
Liabilities:
Unrealized depreciation on open forward currency contracts		725
Payables for:
Purchases of investments	171,819
Repurchases of fund’s shares	62,194
Investment advisory services	21,205
Services provided by related parties	9,615
Directors’ deferred compensation	4,455
Non-U.S. taxes	14,434
Other	1,084	284,806
Net assets at March 31, 2018		$40,018,778

Net assets consist of:
Capital paid in on shares of capital stock		$26,562,540
Accumulated net investment loss		(193,751)
Undistributed net realized gain		2,127,773
Net unrealized appreciation		11,522,216
Net assets at March 31, 2018		$40,018,778

See Notes to Financial Statements

16	SMALLCAP World Fund

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 1,000,000 shares,
$.01 par value (710,021 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$22,547,770	398,951		$56.52
Class C	799,075	16,104		49.62
Class T	11	—	*	56.61
Class F-1	796,896	14,266		55.86
Class F-2	3,517,277	61,416		57.27
Class F-3	1,561,186	27,507		56.76
Class 529-A	1,354,807	24,250		55.87
Class 529-C	235,175	4,653		50.54
Class 529-E	61,709	1,137		54.29
Class 529-T	12	—	*	56.59
Class 529-F-1	122,911	2,174		56.54
Class R-1	28,556	558		51.21
Class R-2	610,107	11,908		51.24
Class R-2E	20,180	360		56.02
Class R-3	843,820	15,576		54.17
Class R-4	879,118	15,679		56.07
Class R-5E	16,870	298		56.53
Class R-5	342,339	5,895		58.08
Class R-6	6,280,959	109,289		57.47

*	Amount less than one thousand.

See Notes to Financial Statements

SMALLCAP World Fund	17

Statement of operations for the six months ended March 31, 2018	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $7,227; also includes $26,838 from affiliates)	$139,340
Interest	20,766	$160,106
Fees and expenses*:
Investment advisory services	120,517
Distribution services	40,109
Transfer agent services	22,535
Administrative services	5,295
Reports to shareholders	984
Registration statement and prospectus	664
Directors’ compensation	662
Auditing and legal	74
Custodian	2,661
State and local taxes	1
Other	1,040
Total fees and expenses before waiver	194,542
Less investment advisory services waiver	18
Total fees and expenses after waiver		194,524
Net investment loss		(34,418)

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1,670):
Unaffiliated issuers	1,557,124
Affiliated issuers	360,358
Forward currency contracts	(14,417)
Currency transactions	(316)	1,902,749
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $11,743):
Unaffiliated issuers	226,988
Affiliated issuers	216,081
Forward currency contracts	3,086
Currency translations	46	446,201
Net realized gain and unrealized appreciation		2,348,950
Net increase in net assets resulting from operations		$2,314,532

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

18	SMALLCAP World Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	March 31, 2018*	September 30, 2017
Operations:
Net investment (loss) income	$(34,418)	$54,980
Net realized gain	1,902,749	1,921,566
Net unrealized appreciation	446,201	3,575,047
Net increase in net assets resulting from operations	2,314,532	5,551,593

Dividends and distributions paid to shareholders:
Dividends from net investment income	—	(113,141)
Distributions from net realized gain on investments	(1,678,267)	—
Total dividends and distributions paid to shareholders	(1,678,267)	(113,141)

Net capital share transactions	2,493,321	1,584,900

Total increase in net assets	3,129,586	7,023,352

Net assets:
Beginning of period	36,889,192	29,865,840
End of period (including accumulated net investment loss and distributions in excess of net investment income: $(193,751) and $(159,333), respectively)	$40,018,778	$36,889,192

*	Unaudited.

See Notes to Financial Statements

SMALLCAP World Fund	19

Notes to financial statements	unaudited

1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Effective December 1, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

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2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

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Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the

22	SMALLCAP World Fund

fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing

SMALLCAP World Fund	23

the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2018 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,146,939	$2,909,627	$16,925	$7,073,491
Health care	4,694,312	1,184,265	20,709	5,899,286
Information technology	4,347,300	1,302,215	—	5,649,515
Industrials	2,903,166	2,337,265	—	5,240,431
Financials	3,237,225	1,534,826	—	4,772,051
Consumer staples	1,231,287	958,802	—	2,190,089
Materials	902,437	1,028,656	—	1,931,093
Real estate	346,919	222,511	—	569,430
Other	1,073,953	691,094	27,189	1,792,236
Miscellaneous	1,496,784	461,961	—	1,958,745
Preferred securities	150	—	42,054	42,204
Rights & warrants	1,091	826	975	2,892
Convertible stocks	—	—	142,897	142,897
Convertible bonds	—	19,336	—	19,336
Bonds, notes & other debt instruments	—	24,934	—	24,934
Short-term securities	—	2,751,530	—	2,751,530
Total	$24,381,563	$15,427,848	$250,749	$40,060,160

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,540	$—	$1,540
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(725)	—	(725)
Total	$—	$815	$—	$815

*	Securities with a value of $3,597,140,000, which represented 8.99% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

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4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

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Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

26	SMALLCAP World Fund

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $370,679,000.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, March 31, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$1,540	Unrealized depreciation on open forward currency contracts	$725

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(14,417)	Net unrealized appreciation on forward currency contracts	$3,086

Collateral — The fund participates in a collateral program due to its use of forward currency contracts that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as restricted cash in the fund’s statement of assets and liabilities.

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Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of March 31, 2018, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$92	$(92)	$—	$—	$—
JPMorgan Chase	638	—	(638)	—	—
UBS AG	810	—	(810)	—	—
Total	$1,540	$(92)	$(1,448)	$—	$—
Liabilities:
Bank of America, N.A.	$450	$—	$(450)	$—	$—
Barclays Bank PLC	1	—	—	—	1
Citibank	271	(92)	(179)	—	—
Goldman Sachs	3	—	(3)	—	—
Total	$725	$(92)	$(632)	$—	$1

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

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The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed long-term capital gains	$1,524,576

As of March 31, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$13,230,459
Gross unrealized depreciation on investments	(1,548,531)
Net unrealized appreciation on investments	11,681,928
Cost of investments	28,379,047

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Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended March 31, 2018			Year ended September 30, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total dividends paid
Class A	$—	$958,171	$958,171	$62,231		$—	$62,231
Class B1				—		—	—
Class C	—	39,880	39,880	—		—	—
Class T2	—	1	1	—		—	—
Class F-1	—	34,715	34,715	2,327		—	2,327
Class F-2	—	135,935	135,935	14,539		—	14,539
Class F-3[3]	—	59,644	59,644	—		—	—
Class 529-A	—	57,868	57,868	2,838		—	2,838
Class 529-B1				—		—	—
Class 529-C	—	11,428	11,428	—		—	—
Class 529-E	—	2,707	2,707	47		—	47
Class 529-T2	—	1	1	—		—	—
Class 529-F-1	—	5,141	5,141	445		—	445
Class R-1	—	1,387	1,387	—		—	—
Class R-2	—	29,788	29,788	—	[4]	—	—	[4]
Class R-2E	—	810	810	10		—	10
Class R-3	—	38,410	38,410	614		—	614
Class R-4	—	38,552	38,552	2,659		—	2,659
Class R-5E	—	546	546	61		—	61
Class R-5	—	14,962	14,962	2,157		—	2,157
Class R-6	—	248,321	248,321	25,213		—	25,213
Total	$—	$1,678,267	$1,678,267	$113,141		$—	$113,141

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. On September 14, 2017, the fund’s board of directors approved an amended investment advisory and service agreement effective December 1, 2017, decreasing the annual rate to 0.592% on daily net assets in excess of $34 billion. CRMC

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voluntarily reduced investment advisory services fees to the approved rate in advance of the effective date. For the six months ended March 31, 2018, total investment advisory services fees waived by CRMC were $18,000. As a result, the fee of $120,517,000 shown on the statement of operations was reduced to $120,499,000, both of which were equivalent to an annualized rate of 0.618% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

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Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended March 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$26,378	$16,113		$1,113		Not applicable
Class C	4,083	608		204		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	999	595		200		Not applicable
Class F-2	Not applicable	1,502		809		Not applicable
Class F-3	Not applicable	103		353		Not applicable
Class 529-A	1,412	853		325		$433
Class 529-C	1,335	195		68		90
Class 529-E	152	20		15		20
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	79		30		40
Class R-1	147	18		7		Not applicable
Class R-2	2,311	1,137		156		Not applicable
Class R-2E	55	20		5		Not applicable
Class R-3	2,133	693		214		Not applicable
Class R-4	1,104	470		221		Not applicable
Class R-5E	Not applicable	11		4		Not applicable
Class R-5	Not applicable	104		92		Not applicable
Class R-6	Not applicable	14		1,479		Not applicable
Total class-specific expenses	$40,109	$22,535		$5,295		$583

*	Amount less than one thousand.

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Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $662,000 in the fund’s statement of operations reflects $274,000 in current fees (either paid in cash or deferred) and a net increase of $388,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2018.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2018.

SMALLCAP World Fund	33

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of					Net increase
	Sales[1]		distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2018

Class A	$1,319,271	23,181	$943,780	17,036		$(1,470,456)	(25,865)	$792,595	14,352
Class C	64,534	1,286	39,653	813		(121,571)	(2,426)	(17,384)	(327)
Class T	—	—	—	—		—	—	—	—
Class F-1	88,161	1,569	34,362	627		(131,150)	(2,333)	(8,627)	(137)
Class F-2	764,477	13,257	131,831	2,350		(325,511)	(5,655)	570,797	9,952
Class F-3	403,406	7,061	58,070	1,045		(143,043)	(2,506)	318,433	5,600
Class 529-A	166,606	2,952	57,828	1,056		(83,852)	(1,490)	140,582	2,518
Class 529-C	14,989	293	11,425	230		(109,317)	(2,124)	(82,903)	(1,601)
Class 529-E	3,757	69	2,705	51		(4,711)	(86)	1,751	34
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	15,109	265	5,128	93		(11,872)	(209)	8,365	149
Class R-1	2,624	51	1,387	28		(5,736)	(111)	(1,725)	(32)
Class R-2	68,894	1,327	29,747	591		(122,210)	(2,363)	(23,569)	(445)
Class R-2E	6,392	113	810	15		(2,938)	(52)	4,264	76
Class R-3	96,067	1,763	38,386	722		(146,471)	(2,686)	(12,018)	(201)
Class R-4	92,906	1,648	38,492	700		(132,382)	(2,353)	(984)	(5)
Class R-5E	5,323	93	545	10		(867)	(15)	5,001	88
Class R-5	34,969	602	14,957	263		(140,741)	(2,419)	(90,815)	(1,554)
Class R-6	792,604	13,739	248,310	4,411		(151,357)	(2,633)	889,557	15,517
Total net increase (decrease)	$3,940,089	69,269	$1,657,417	30,041		$(3,104,185)	(55,326)	$2,493,321	43,984

34	SMALLCAP World Fund

				Reinvestments of						Net (decrease)
	Sales[1]			dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2017

Class A	$2,513,462	50,620		$61,097		1,328		$(3,188,353)	(64,488)	$(613,794)	(12,540)
Class B3	216	5		—		—		(23,207)	(538)	(22,991)	(533)
Class C	114,381	2,593		—	[2]	—	[2]	(253,475)	(5,734)	(139,094)	(3,141)
Class T4	10	—	[2]	—		—		—	—	10	— [2]
Class F-1	188,437	3,823		2,293		50		(240,308)	(4,843)	(49,578)	(970)
Class F-2	1,779,366	35,601		13,853		298		(1,456,396)	(28,741)	336,823	7,158
Class F-3[5]	1,204,003	23,424		—		—		(80,405)	(1,517)	1,123,598	21,907
Class 529-A	121,526	2,480		2,833		62		(134,607)	(2,725)	(10,248)	(183)
Class 529-B3	14	—	[2]	—		—		(3,850)	(89)	(3,836)	(89)
Class 529-C	27,904	620		—	[2]	—	[2]	(47,078)	(1,044)	(19,174)	(424)
Class 529-E	5,095	107		47		1		(7,988)	(167)	(2,846)	(59)
Class 529-T4	10	—	[2]	—		—		—	—	10	— [2]
Class 529-F-1	21,407	433		448		10		(16,254)	(328)	5,601	115
Class R-1	4,831	106		—		—		(12,251)	(269)	(7,420)	(163)
Class R-2	123,788	2,717		—	[2]	—	[2]	(208,118)	(4,583)	(84,330)	(1,866)
Class R-2E	10,052	203		9		—	[2]	(2,311)	(47)	7,750	156
Class R-3	181,821	3,806		613		14		(251,813)	(5,278)	(69,379)	(1,458)
Class R-4	187,569	3,794		2,658		58		(219,379)	(4,458)	(29,152)	(606)
Class R-5E	10,471	222		61		2		(720)	(14)	9,812	210
Class R-5	85,715	1,684		2,156		46		(85,858)	(1,693)	2,013	37
Class R-6	1,563,452	30,707		25,212		542		(437,539)	(8,482)	1,151,125	22,767
Total net increase (decrease)	$8,143,530	162,945		$111,280		2,411		$(6,669,910)	(135,038)	$1,584,900	30,318

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,178,221,000 and $5,986,996,000, respectively, during the six months ended March 31, 2018.

SMALLCAP World Fund	35

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
3/31/2018[4,5]	$55.60	$(.06)	$3.48	$3.42
9/30/2017	47.24	.07	8.45	8.52
9/30/2016	45.04	.04	4.99	5.03
9/30/2015	48.66	.04	1.09	1.13
9/30/2014	48.91	.01	2.17	2.18
9/30/2013	39.27	.06	10.12	10.18
Class C:
3/31/2018[4,5]	49.30	(.26)	3.08	2.82
9/30/2017	42.08	(.29)	7.51	7.22
9/30/2016	40.73	(.29)	4.47	4.18
9/30/2015	44.77	(.32)	1.03	.71
9/30/2014	45.54	(.36)	2.02	1.66
9/30/2013	36.60	(.26)	9.45	9.19
Class T:
3/31/2018[4,5]	55.64	(.01)	3.48	3.47
9/30/2017[4,10]	49.61	.13	5.90	6.03
Class F-1:
3/31/2018[4,5]	55.00	(.08)	3.44	3.36
9/30/2017	46.74	.05	8.36	8.41
9/30/2016	44.60	.03	4.94	4.97
9/30/2015	48.23	.04	1.08	1.12
9/30/2014	48.51	—	2.15	2.15
9/30/2013	38.94	.09	10.03	10.12
Class F-2:
3/31/2018[4,5]	56.24	.01	3.52	3.53
9/30/2017	47.80	.19	8.54	8.73
9/30/2016	45.42	.16	5.05	5.21
9/30/2015	48.92	.17	1.08	1.25
9/30/2014	49.03	.15	2.17	2.32
9/30/2013	39.38	.21	10.12	10.33
Class F-3:
3/31/2018[4,5]	55.74	.03	3.49	3.52
9/30/2017[4,11]	47.93	.25	7.56	7.81

36	SMALLCAP World Fund

Dividends and distributions								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[3]		Ratio of net (loss) income to average net assets[3]

$—	$(2.50)	$(2.50)	$56.52	6.28%[6]		$22,548		1.04%[7]		1.04%[7]		(.22)%[7]
(.16)	—	(.16)	55.60	18.11		21,383		1.07		1.07		.14
—	(2.83)	(2.83)	47.24	11.72		18,762		1.10		1.10		.08
—	(4.75)	(4.75)	45.04	2.25		16,882		1.07		1.07		.08
—	(2.43)	(2.43)	48.66	4.43		16,857		1.07		1.07		.02
(.54)	—	(.54)	48.91	26.29		16,454		1.13		1.13		.15

—	(2.50)	(2.50)	49.62	5.85	[6]	799		1.84	[7]	1.84	[7]	(1.03)[7]
—	—	—	49.30	17.16		810		1.87		1.87		(.66)
—	(2.83)	(2.83)	42.08	10.82		824		1.90		1.90		(.73)
—	(4.75)	(4.75)	40.73	1.45		847		1.87		1.87		(.73)
—	(2.43)	(2.43)	44.77	3.61		892		1.87		1.87		(.79)
(.25)	—	(.25)	45.54	25.26		920		1.93		1.93		(.65)

—	(2.50)	(2.50)	56.61	6.39	[6,8]	—	[9]	.85	[7,8]	.85	[7,8]	(.03)[7,8]
—	—	—	55.64	12.15	[6,8]	—	[9]	.42	[6,8]	.42	[6,8]	.25 [6,8]

—	(2.50)	(2.50)	55.86	6.26	[6]	797		1.09	[7]	1.09	[7]	(.28)[7]
(.15)	—	(.15)	55.00	18.06		792		1.10		1.10		.11
—	(2.83)	(2.83)	46.74	11.69		718		1.11		1.11		.07
—	(4.75)	(4.75)	44.60	2.25		662		1.07		1.07		.08
—	(2.43)	(2.43)	48.23	4.42		624		1.09		1.09		—
(.55)	—	(.55)	48.51	26.33		868		1.07		1.07		.21

—	(2.50)	(2.50)	57.27	6.42	[6]	3,517		.79	[7]	.79	[7]	.04 [7]
(.29)	—	(.29)	56.24	18.40		2,894		.82		.82		.38
—	(2.83)	(2.83)	47.80	12.03		2,118		.82		.82		.36
—	(4.75)	(4.75)	45.42	2.50		1,487		.82		.82		.35
—	(2.43)	(2.43)	48.92	4.72		1,208		.81		.81		.31
(.68)	—	(.68)	49.03	26.68		629		.82		.82		.48

—	(2.50)	(2.50)	56.76	6.45	[6]	1,561		.71	[7]	.71	[7]	.12 [7]
—	—	—	55.74	16.30	[6]	1,221		.71	[7]	.71	[7]	.70 [7]

See end of table for footnotes.

SMALLCAP World Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
3/31/2018[4,5]	$55.01	$(.08)	$3.44	$3.36
9/30/2017	46.74	.04	8.36	8.40
9/30/2016	44.63	— [12]	4.94	4.94
9/30/2015	48.29	—	1.09	1.09
9/30/2014	48.59	(.03)	2.16	2.13
9/30/2013	39.03	.04	10.05	10.09
Class 529-C:
3/31/2018[4,5]	50.18	(.28)	3.14	2.86
9/30/2017	42.85	(.32)	7.65	7.33
9/30/2016	41.45	(.31)	4.54	4.23
9/30/2015	45.50	(.35)	1.05	.70
9/30/2014	46.27	(.40)	2.06	1.66
9/30/2013	37.20	(.29)	9.60	9.31
Class 529-E:
3/31/2018[4,5]	53.57	(.14)	3.36	3.22
9/30/2017	45.53	(.06)	8.14	8.08
9/30/2016	43.63	(.09)	4.82	4.73
9/30/2015	47.41	(.11)	1.08	.97
9/30/2014	47.87	(.14)	2.11	1.97
9/30/2013	38.45	(.06)	9.91	9.85
Class 529-T:
3/31/2018[4,5]	55.63	(.02)	3.48	3.46
9/30/2017[4,10]	49.61	.12	5.90	6.02
Class 529-F-1:
3/31/2018[4,5]	55.58	(.02)	3.48	3.46
9/30/2017	47.23	.15	8.43	8.58
9/30/2016	44.98	.09	4.99	5.08
9/30/2015	48.53	.11	1.09	1.20
9/30/2014	48.73	.08	2.15	2.23
9/30/2013	39.14	.13	10.07	10.20
Class R-1:
3/31/2018[4,5]	50.79	(.26)	3.18	2.92
9/30/2017	43.34	(.29)	7.74	7.45
9/30/2016	41.85	(.28)	4.60	4.32
9/30/2015	45.85	(.31)	1.06	.75
9/30/2014	46.56	(.35)	2.07	1.72
9/30/2013	37.40	(.23)	9.66	9.43

38	SMALLCAP World Fund

Dividends and distributions								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[3]		Ratio of net (loss) income to average net assets[3]

$—	$(2.50)	$(2.50)	$55.87	6.24%[6]		$1,355		1.11%[7]		1.11%[7]		(.29)%[7]
(.13)	—	(.13)	55.01	18.03		1,195		1.13		1.13		.08
—	(2.83)	(2.83)	46.74	11.64		1,024		1.17		1.17		— [13]
—	(4.75)	(4.75)	44.63	2.16		943		1.15		1.15		—
—	(2.43)	(2.43)	48.29	4.37		933		1.15		1.15		(.05)
(.53)	—	(.53)	48.59	26.18		884		1.19		1.19		.09

—	(2.50)	(2.50)	50.54	5.83	[6]	235		1.89	[7]	1.89	[7]	(1.08)[7]
—	—	—	50.18	17.11		314		1.91		1.91		(.70)
—	(2.83)	(2.83)	42.85	10.78		286		1.96		1.96		(.78)
—	(4.75)	(4.75)	41.45	1.37		274		1.93		1.93		(.78)
—	(2.43)	(2.43)	45.50	3.53		280		1.94		1.94		(.85)
(.24)	—	(.24)	46.27	25.21		273		1.98		1.98		(.70)

—	(2.50)	(2.50)	54.29	6.14	[6]	62		1.33	[7]	1.33	[7]	(.51)[7]
(.04)	—	(.04)	53.57	17.77		59		1.35		1.35		(.13)
—	(2.83)	(2.83)	45.53	11.39		53		1.38		1.38		(.21)
—	(4.75)	(4.75)	43.63	1.95		49		1.38		1.38		(.23)
—	(2.43)	(2.43)	47.41	4.10		49		1.39		1.39		(.30)
(.43)	—	(.43)	47.87	25.90		48		1.43		1.43		(.15)

—	(2.50)	(2.50)	56.59	6.37	[6,8]	—	[9]	.88	[7,8]	.88	[7,8]	(.07)[7,8]
—	—	—	55.63	12.13	[6,8]	—	[9]	.45	[6,8]	.45	[6,8]	.22 [6,8]

—	(2.50)	(2.50)	56.54	6.37	[6]	123		.89	[7]	.89	[7]	(.07)[7]
(.23)	—	(.23)	55.58	18.26		113		.92		.92		.30
—	(2.83)	(2.83)	47.23	11.85		90		.96		.96		.22
—	(4.75)	(4.75)	44.98	2.42		83		.93		.93		.22
—	(2.43)	(2.43)	48.53	4.57		80		.94		.94		.16
(.61)	—	(.61)	48.73	26.43		73		.98		.98		.30

—	(2.50)	(2.50)	51.21	5.88	[6]	29		1.82	[7]	1.82	[7]	(1.00)[7]
—	—	—	50.79	17.19		30		1.83		1.83		(.63)
—	(2.83)	(2.83)	43.34	10.89		33		1.85		1.85		(.68)
—	(4.75)	(4.75)	41.85	1.48		36		1.82		1.82		(.68)
—	(2.43)	(2.43)	45.85	3.66		39		1.82		1.82		(.74)
(.27)	—	(.27)	46.56	25.37		42		1.84		1.84		(.57)

See end of table for footnotes.

SMALLCAP World Fund	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
3/31/2018[4,5]	$50.82	$(.25)	$3.17	$2.92
9/30/2017	43.35	(.27)	7.74	7.47
9/30/2016	41.85	(.27)	4.60	4.33
9/30/2015	45.84	(.29)	1.05	.76
9/30/2014	46.56	(.35)	2.06	1.71
9/30/2013	37.39	(.23)	9.67	9.44
Class R-2E:
3/31/2018[4,5]	55.26	(.19)	3.45	3.26
9/30/2017	47.07	(.14)	8.40	8.26
9/30/2016	45.04	(.08)	4.94	4.86
9/30/2015	48.67	.01	1.11	1.12
9/30/2014[4,14]	50.83	(.01)	(2.15)	(2.16)
Class R-3:
3/31/2018[4,5]	53.47	(.15)	3.35	3.20
9/30/2017	45.45	(.07)	8.13	8.06
9/30/2016	43.56	(.09)	4.81	4.72
9/30/2015	47.34	(.10)	1.07	.97
9/30/2014	47.79	(.14)	2.12	1.98
9/30/2013	38.39	(.05)	9.89	9.84
Class R-4:
3/31/2018[4,5]	55.18	(.07)	3.46	3.39
9/30/2017	46.89	.08	8.38	8.46
9/30/2016	44.71	.04	4.97	5.01
9/30/2015	48.33	.05	1.08	1.13
9/30/2014	48.59	.02	2.15	2.17
9/30/2013	39.03	.09	10.04	10.13
Class R-5E:
3/31/2018[4,5]	55.55	(.01)	3.49	3.48
9/30/2017	47.30	.18	8.42	8.60
9/30/2016[4,15]	47.09	.12	2.92	3.04
Class R-5:
3/31/2018[4,5]	56.99	.02	3.57	3.59
9/30/2017	48.40	.24	8.64	8.88
9/30/2016	45.94	.18	5.11	5.29
9/30/2015	49.39	.20	1.10	1.30
9/30/2014	49.46	.15	2.21	2.36
9/30/2013	39.71	.22	10.22	10.44

40	SMALLCAP World Fund

Dividends and distributions								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[3]		Ratio of net (loss) income to average net assets[3]

$—	$(2.50)	$(2.50)	$51.24	5.87%[6]		$610		1.80%[7]		1.80%[7]		(.98)%[7]
—	—	—	50.82	17.23		628		1.80		1.80		(.60)
—	(2.83)	(2.83)	43.35	10.89		616		1.84		1.84		(.67)
—	(4.75)	(4.75)	41.85	1.53		632		1.79		1.79		(.65)
—	(2.43)	(2.43)	45.84	3.64		689		1.83		1.83		(.75)
(.27)	—	(.27)	46.56	25.41		736		1.83		1.83		(.55)

—	(2.50)	(2.50)	56.02	6.04	[6]	20		1.51	[7]	1.51	[7]	(.68)[7]
(.07)	—	(.07)	55.26	17.57		16		1.51		1.51		(.27)
—	(2.83)	(2.83)	47.07	11.32		6		1.51		1.51		(.20)
—	(4.75)	(4.75)	45.04	2.23	[8]	—	[9]	1.26	[8]	1.26	[8]	.01 [8]
—	—	—	48.67	(4.25)[6,8]		—	[9]	.08	[6,8]	.08	[6,8]	(.01)[6,8]

—	(2.50)	(2.50)	54.17	6.13	[6]	844		1.36	[7]	1.36	[7]	(.54)[7]
(.04)	—	(.04)	53.47	17.74		844		1.35		1.35		(.14)
—	(2.83)	(2.83)	45.45	11.41		783		1.39		1.39		(.22)
—	(4.75)	(4.75)	43.56	1.93		776		1.37		1.37		(.22)
—	(2.43)	(2.43)	47.34	4.12		811		1.39		1.39		(.30)
(.44)	—	(.44)	47.79	25.90		836		1.40		1.40		(.12)

—	(2.50)	(2.50)	56.07	6.29	[6]	879		1.05	[7]	1.05	[7]	(.23)[7]
(.17)	—	(.17)	55.18	18.12		865		1.05		1.05		.17
—	(2.83)	(2.83)	46.89	11.76		764		1.07		1.07		.10
—	(4.75)	(4.75)	44.71	2.27		715		1.05		1.05		.10
—	(2.43)	(2.43)	48.33	4.46		727		1.06		1.06		.03
(.57)	—	(.57)	48.59	26.31		712		1.07		1.07		.21

—	(2.50)	(2.50)	56.53	6.40	[6]	17		.85	[7]	.85	[7]	(.03)[7]
(.35)	—	(.35)	55.55	18.33		12		.84		.84		.36
—	(2.83)	(2.83)	47.30	7.01	[6]	—	[9]	.96	[7]	.95	[7]	.32 [7]

—	(2.50)	(2.50)	58.08	6.45	[6]	342		.75	[7]	.75	[7]	.05 [7]
(.29)	—	(.29)	56.99	18.48		424		.75		.75		.47
—	(2.83)	(2.83)	48.40	12.09		359		.77		.77		.41
—	(4.75)	(4.75)	45.94	2.57		474		.75		.75		.40
—	(2.43)	(2.43)	49.39	4.78		452		.76		.76		.29
(.69)	—	(.69)	49.46	26.72		550		.77		.77		.51

See end of table for footnotes.

SMALLCAP World Fund	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
3/31/2018[4,5]	$56.40	$.04	$3.53	$3.57
9/30/2017	47.93	.26	8.54	8.80
9/30/2016	45.49	.21	5.06	5.27
9/30/2015	48.93	.22	1.09	1.31
9/30/2014	49.00	.21	2.15	2.36
9/30/2013	39.34	.25	10.12	10.37

	Six months ended
	March 31,	Year ended September 30
	2018[4,5,6]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	17%	32%	29%	33%	38%	37%

See Notes to Financial Statements

42	SMALLCAP World Fund

Dividends and distributions						Ratio of	Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments	expenses to average net assets after reimburse- ments[3]	Ratio of net (loss) income to average net assets[3]

$—	$(2.50)	$(2.50)	$57.47	6.47%[6]	$6,281	.70%[7]	.70%[7]	.13%[7]
(.33)	—	(.33)	56.40	18.51	5,289	.70	.70	.51
—	(2.83)	(2.83)	47.93	12.15	3,403	.71	.71	.48
—	(4.75)	(4.75)	45.49	2.63	2,269	.71	.71	.45
—	(2.43)	(2.43)	48.93	4.82	1,859	.71	.71	.41
(.71)	—	(.71)	49.00	26.80	1,206	.72	.72	.57

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Amount less than $.01.
[13]	Amount less than .01%.
[14]	Class R-2E shares began investment operations on August 29, 2014.
[15]	Class R-5E shares began investment operations on November 20, 2015.

SMALLCAP World Fund	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2017, through March 31, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	SMALLCAP World Fund

	Beginning account value 10/1/2017	Ending account value 3/31/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,062.84	$5.35	1.04%
Class A – assumed 5% return	1,000.00	1,019.75	5.24	1.04
Class C – actual return	1,000.00	1,058.52	9.44	1.84
Class C – assumed 5% return	1,000.00	1,015.76	9.25	1.84
Class T – actual return	1,000.00	1,063.87	4.37	.85
Class T – assumed 5% return	1,000.00	1,020.69	4.28	.85
Class F-1 – actual return	1,000.00	1,062.58	5.61	1.09
Class F-1 – assumed 5% return	1,000.00	1,019.50	5.49	1.09
Class F-2 – actual return	1,000.00	1,064.23	4.07	.79
Class F-2 – assumed 5% return	1,000.00	1,020.99	3.98	.79
Class F-3 – actual return	1,000.00	1,064.45	3.65	.71
Class F-3 – assumed 5% return	1,000.00	1,021.39	3.58	.71
Class 529-A – actual return	1,000.00	1,062.41	5.71	1.11
Class 529-A – assumed 5% return	1,000.00	1,019.40	5.59	1.11
Class 529-C – actual return	1,000.00	1,058.27	9.70	1.89
Class 529-C – assumed 5% return	1,000.00	1,015.51	9.50	1.89
Class 529-E – actual return	1,000.00	1,061.38	6.84	1.33
Class 529-E – assumed 5% return	1,000.00	1,018.30	6.69	1.33
Class 529-T – actual return	1,000.00	1,063.66	4.53	.88
Class 529-T – assumed 5% return	1,000.00	1,020.54	4.43	.88
Class 529-F-1 – actual return	1,000.00	1,063.74	4.58	.89
Class 529-F-1 – assumed 5% return	1,000.00	1,020.49	4.48	.89
Class R-1 – actual return	1,000.00	1,058.77	9.34	1.82
Class R-1 – assumed 5% return	1,000.00	1,015.86	9.15	1.82
Class R-2 – actual return	1,000.00	1,058.72	9.24	1.80
Class R-2 – assumed 5% return	1,000.00	1,015.96	9.05	1.80
Class R-2E – actual return	1,000.00	1,060.41	7.76	1.51
Class R-2E – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-3 – actual return	1,000.00	1,061.34	6.99	1.36
Class R-3 – assumed 5% return	1,000.00	1,018.15	6.84	1.36
Class R-4 – actual return	1,000.00	1,062.93	5.40	1.05
Class R-4 – assumed 5% return	1,000.00	1,019.70	5.29	1.05
Class R-5E – actual return	1,000.00	1,063.99	4.37	.85
Class R-5E – assumed 5% return	1,000.00	1,020.69	4.28	.85
Class R-5 – actual return	1,000.00	1,064.46	3.86	.75
Class R-5 – assumed 5% return	1,000.00	1,021.19	3.78	.75
Class R-6 – actual return	1,000.00	1,064.73	3.60	.70
Class R-6 – assumed 5% return	1,000.00	1,021.44	3.53	.70

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

SMALLCAP World Fund	45

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SMALLCAP World Fund	47

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48	SMALLCAP World Fund

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SMALLCAP World Fund	49

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SMALLCAP World Fund	51

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	SMALLCAP World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2018, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio
March 31, 2018
unaudited
Common stocks 92.65% Consumer discretionary 17.68%	Shares	Value (000)
Seria Co., Ltd.[1]	5,056,594	$255,609
Dollarama Inc.	2,005,000	243,669
GVC Holdings PLC[2]	18,141,694	233,975
Lions Gate Entertainment Corp., Class A1	4,378,393	113,094
Lions Gate Entertainment Corp., Class B1	3,790,393	91,273
Domino’s Pizza, Inc.	791,161	184,784
Hilton Grand Vacations Inc.[3]	4,155,186	178,756
Planet Fitness, Inc., Class A3	4,123,511	155,745
Melco International Development Ltd.[2]	49,886,000	146,221
ASOS PLC[2,3]	1,491,741	145,829
TopBuild Corp.[3]	1,745,000	133,527
At Home Group Inc.[1,3]	3,796,873	121,652
Five Below, Inc.[3]	1,624,402	119,134
MakeMyTrip Ltd., non-registered shares[1,3]	3,162,000	109,722
MakeMyTrip Ltd., non-registered shares[1,3,4]	92,000	3,192
Entertainment One Ltd.[1,2]	27,650,631	109,065
Nien Made Enterprise Co., Ltd.	11,148,000	107,247
Evolution Gaming Group AB1,2	1,943,200	106,346
Ocado Group PLC[2,3]	14,078,000	105,111
zooplus AG, non-registered shares[1,2,3]	560,634	102,167
Tailored Brands, Inc.[1]	3,939,100	98,714
Cairn Homes PLC[1,2,3]	44,061,000	98,205
Cedar Fair, LP	1,496,000	95,564
Ted Baker PLC[1,2]	2,671,897	93,999
YOOX Net-A-Porter Group SPA[2,3]	2,020,000	93,979
Domino’s Pizza Group PLC[2]	20,177,815	93,554
Paddy Power Betfair PLC[2]	886,052	91,007
Jumbo SA2	5,028,161	90,011
Gentex Corp.	3,909,134	89,988
Beauty Community PCL, foreign registered	129,665,000	88,323
Strayer Education, Inc.[1]	845,750	85,463
POYA International Co., Ltd.[1]	6,803,267	84,816
Delta Corp Ltd.[1,2]	21,407,238	83,848
Ace Hardware Indonesia Tbk PT2	855,750,000	82,778
Endurance Technologies Ltd.[2]	4,213,890	82,040
Moncler SpA[2]	2,120,000	80,814
Sleep Country Canada Holdings Inc.[1]	3,011,968	79,741
Caesars Entertainment Corp.[3]	6,811,460	76,629
Belmond Ltd., Class A3	6,498,000	72,453
Grand Canyon Education, Inc.[3]	690,400	72,437
Despegar.com, Corp.[3]	2,049,312	64,041
Countryside Properties PLC[2]	14,524,434	63,954
Lennar Corp., Class A	1,058,458	62,385
Lennar Corp., Class B	21,169	1,010
Cie. Plastic Omnium SA2	1,295,995	62,111
KB Home	2,117,000	60,229
Taiwan Paiho Ltd.[1]	20,561,000	58,530
SMALLCAP World Fund — Page 1 of 16

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Estácio Participações SA, ordinary nominative	5,425,000	$57,405
Ollie’s Bargain Outlet Holdings, Inc.[3]	915,000	55,175
Maisons du Monde SA2	1,509,914	55,136
Adtalem Global Education Inc.[3]	1,157,000	55,015
Spin Master Corp., subordinate voting shares[3]	1,259,000	51,830
Brunello Cucinelli SPA[2]	1,608,281	50,537
Crompton Greaves Consumer Electricals Ltd.[2]	13,734,853	50,024
Cyrela Brazil Realty SA, ordinary nominative	10,719,600	49,595
Tele Columbus AG2,3	4,429,000	47,831
Kyoritsu Maintenance Co., Ltd.	975,400	46,648
ElringKlinger AG2	2,436,200	45,438
Hyundai Wia Corp.	845,073	43,843
Dine Brands Global, Inc.	638,021	41,841
CVC Brasil Operadora e Agência de Viagens SA, ordinary nominative	2,250,000	41,292
Lands’ End, Inc.[1,3]	1,761,232	41,125
Hostelworld Group PLC[1,2]	7,645,662	40,921
Papa John’s International, Inc.	714,000	40,912
Momo.com Inc.	4,244,000	39,446
Signet Jewelers Ltd.	1,000,000	38,520
Eros International PLC, Class A3	3,282,638	35,781
Eros International PLC, Class A3,5	216,500	2,360
Texas Roadhouse, Inc.	637,440	36,831
TVS Motor Co Ltd.[2]	3,779,996	35,992
Page Industries Ltd.[2]	102,500	35,865
Cavco Industries, Inc.[3]	204,000	35,445
Chow Sang Sang Holdings International Ltd.[2]	15,940,000	33,632
JINS Inc.	599,000	33,318
Kindred Group PLC (SDR)[2]	2,410,000	32,922
ServiceMaster Global Holdings, Inc.[3]	647,000	32,900
AA PLC[2]	27,840,061	31,570
Six Flags Entertainment Corp.	500,000	31,130
Greene King PLC[2]	4,696,350	31,054
Zhongsheng Group Holdings Ltd.[2]	11,153,500	30,643
Nifco Inc.	893,200	30,464
Samsonite International SA2	6,312,000	28,861
Inchcape PLC[2]	2,951,460	28,610
Newell Brands Inc.	1,115,212	28,416
Greggs PLC[2]	1,647,800	28,406
Glenveagh Properties PLC[2,3]	20,115,000	27,529
Century Communities, Inc.[3]	911,000	27,284
Daily Mail and General Trust PLC, Class A, nonvoting[2]	2,971,000	26,919
Cox & Kings Ltd.[2]	7,500,000	26,464
Vail Resorts, Inc.	116,753	25,884
TAKKT AG2	1,122,278	25,560
M.D.C. Holdings, Inc.	895,860	25,012
World Wrestling Entertainment, Inc., Class A	672,000	24,199
Aritzia Inc., subordinate voting shares[3]	2,572,172	24,077
Stella International Holdings Ltd.[2]	18,041,000	24,055
Melco Resorts & Entertainment Ltd. (ADR)	800,000	23,184
Dalata Hotel Group PLC[2,3]	2,929,000	22,383
Ctrip.com International, Ltd. (ADR)[3]	464,000	21,632
D.R. Horton, Inc.	490,000	21,482
Elang Mahkota Teknologi Tbk PT2	34,046,900	21,206
Capella Education Co.	227,423	19,865
boohoo.com PLC[2,3]	9,233,250	19,227
SMALLCAP World Fund — Page 2 of 16

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Tile Shop Holdings, Inc.[1]	3,158,000	$18,948
Installed Building Products, Inc.[3]	296,000	17,775
HUGO BOSS AG2	195,848	17,064
Cuckoo Homesys Co., Ltd.[3]	99,789	16,196
Matahari Department Store Tbk PT2	19,189,100	15,337
POLYTEC Holding AG, non-registered shares[2]	791,449	15,332
PT Surya Citra Media Tbk[2]	73,600,000	14,554
Lithia Motors, Inc., Class A	143,000	14,374
Canada Goose Holdings Inc. subordinated voting[3]	428,000	14,321
Minor International PCL, nonvoting depositary receipt	11,350,000	13,884
BCA Marketplace PLC[2]	5,898,900	13,413
Toll Brothers, Inc.	300,000	12,975
DO & CO AG, non-registered shares[2]	200,278	12,696
Central European Media Enterprises Ltd., Class A3	2,971,800	12,482
Shop Apotheke Europe NV, non-registered shares[2,3]	267,857	12,368
Eclat Textile Co., Ltd.	939,840	11,024
William Hill PLC[2]	2,253,000	10,443
Mulberry Group PLC[2]	953,963	10,361
Cuckoo Holdings Co., Ltd.	118,210	9,582
L’Occitane International SA2	5,087,551	9,435
Tiffany & Co.	90,000	8,789
BNN Technology PLC[1,2,3,6]	19,007,000	8,057
Talwalkars Lifestyles Ltd.[1,2,3,6]	2,389,000	6,300
Dustin Group AB2	598,491	5,314
Kongsberg Automotive ASA[2,3]	4,550,000	5,212
Wowprime Corp.	1,036,000	4,584
Talwalkars Better Value Fitness Ltd.[1,2,6]	2,389,000	2,568
China Zenix Auto International Ltd. (ADR)[3]	2,152,000	2,367
Valeo SA, non-registered shares[2]	34,753	2,297
Zinc Media Group PLC[2,3]	343,900	2
		7,073,491
Health care 14.74%
Molina Healthcare, Inc.[1,3]	4,567,520	370,791
Bluebird Bio, Inc.[3]	2,106,520	359,688
Insulet Corp.[1,3]	3,770,600	326,836
GW Pharmaceuticals PLC (ADR)[1,3]	2,250,346	253,547
WuXi Biologics (Cayman) Inc.[2,3]	24,109,231	234,207
Centene Corp.[3]	1,459,439	155,970
Integra LifeSciences Holdings Corp.[3]	2,548,010	141,007
Cotiviti Holdings, Inc.[3]	3,513,602	121,008
Dechra Pharmaceuticals PLC[2]	3,260,018	120,142
Diplomat Pharmacy, Inc.[1,3]	5,922,780	119,344
DexCom, Inc.[3]	1,503,000	111,462
Sysmex Corp.	1,204,758	109,122
Fleury SA, ordinary nominative	13,176,000	108,205
iRhythm Technologies, Inc.[1,3]	1,631,200	102,684
China Biologic Products Holdings, Inc.[3]	1,249,600	101,218
CONMED Corp.[1]	1,594,000	100,948
WellCare Health Plans, Inc.[3]	513,000	99,332
Fisher & Paykel Healthcare Corp. Ltd.[2]	10,114,580	97,239
Ultragenyx Pharmaceutical Inc.[3]	1,775,970	90,557
athenahealth, Inc.[3]	622,000	88,965
Madrigal Pharmaceuticals, Inc.[1,3]	748,393	87,405
Nakanishi Inc.	4,172,700	84,920
SMALLCAP World Fund — Page 3 of 16

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Glaukos Corp.[1,3]	2,740,000	$84,474
ACADIA Pharmaceuticals Inc.[3]	3,603,000	80,959
Galapagos NV2,3	803,989	80,596
Haemonetics Corp.[3]	1,078,500	78,903
Adaptimmune Therapeutics PLC (ADR)[1,3]	6,792,700	76,282
Lifco AB, Class B2	1,984,000	76,253
Genomma Lab Internacional, SAB de CV, Series B1,3	67,483,000	73,097
Editas Medicine, Inc.[3]	2,184,000	72,400
Wright Medical Group NV3	3,642,857	72,274
PRA Health Sciences, Inc.[3]	870,506	72,217
Vitrolife AB2	966,959	68,406
Illumina, Inc.[3]	280,200	66,245
Flexion Therapeutics, Inc.[1,3]	2,872,000	64,362
NuVasive, Inc.[3]	1,166,000	60,877
Evolent Health, Inc., Class A1,3	4,142,000	59,024
Neurocrine Biosciences, Inc.[3]	688,000	57,056
Sartorius AG, non-registered shares, nonvoting preferred[2]	395,000	55,185
Osstem Implant Co., Ltd.[1,3]	1,078,621	53,734
Incyte Corp.[3]	640,000	53,331
Hikma Pharmaceuticals PLC[2]	2,841,100	48,150
NuCana PLC (ADR)[1,3]	2,542,628	48,107
CryoLife, Inc.[1,3]	2,157,251	43,253
BioMarin Pharmaceutical Inc.[3]	531,500	43,089
Tabula Rasa HealthCare, Inc.[1,3]	1,060,488	41,147
Galenica AG2,3	775,075	40,937
Ambu AS, Class B, non-registered shares[2]	1,705,000	38,661
ImmunoGen, Inc.[3]	3,625,000	38,135
Encompass Health Corp.	663,000	37,904
Natera, Inc.[1,3]	4,049,927	37,543
Teleflex Inc.	141,000	35,952
Exact Sciences Corp.[3]	890,000	35,894
Divi’s Laboratories Ltd.[2]	2,124,952	35,789
Genmab A/S2,3	165,000	35,510
Agios Pharmaceuticals, Inc.[3]	420,000	34,348
Teladoc, Inc.[3]	825,000	33,248
Capio AB2	6,542,608	33,107
Abcam PLC[2]	1,900,000	33,036
AnaptysBio, Inc.[3]	304,000	31,640
CellaVision AB, non-registered shares[1,2]	1,908,123	31,454
Eurofins Scientific SE, non-registered shares[2]	59,500	31,443
Ironwood Pharmaceuticals, Inc., Class A3	2,030,000	31,323
Penumbra, Inc.[3]	265,244	30,675
QIAGEN NV2,3	932,871	30,126
Hologic, Inc.[3]	800,000	29,888
Brookdale Senior Living Inc.[3]	4,210,000	28,249
Hypera SA, ordinary nominative	2,556,500	27,972
Gerresheimer AG, non-registered shares[2]	310,000	25,452
Krka, dd, Novo mesto[2]	335,262	23,529
Spark Therapeutics, Inc.[3]	346,020	23,041
Pacific Biosciences of California, Inc.[1,3]	10,298,077	21,111
Grifols, SA, Class B (ADR)	616,400	13,068
Grifols, SA, Class A, non-registered shares[2]	270,000	7,645
Acerta Pharma BV2,3,4,6	195,556,815	20,709
Alkem Laboratories Ltd.[2]	568,419	17,383
Alnylam Pharmaceuticals, Inc.[3]	137,700	16,400
SMALLCAP World Fund — Page 4 of 16

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Nevro Corp.[3]	160,000	$13,867
Mesoblast Ltd.[2,3]	11,435,497	13,210
Mesoblast Ltd. (ADR)[3]	80,000	462
Intercept Pharmaceuticals, Inc.[3]	213,137	13,112
NantKwest, Inc.[3]	1,887,290	7,342
Xenon Pharmaceuticals Inc.[1,3]	1,429,000	7,002
Mitra Keluarga Karyasehat Tbk PT2	44,798,500	6,805
Seres Therapeutics, Inc.[3]	827,810	6,076
Prothena Corp. PLC[3]	152,000	5,580
Neovasc Inc. (CAD denominated)[3]	6,294,667	391
Neovasc Inc.[3]	4,090,543	249
		5,899,286
Information technology 14.12%
RingCentral, Inc., Class A3	4,720,000	299,720
AAC Technologies Holdings Inc.[2]	15,314,500	280,015
Paycom Software, Inc.[3]	2,477,734	266,084
Square, Inc., Class A3	3,284,830	161,614
Mellanox Technologies, Ltd.[3]	2,204,000	160,561
Qorvo, Inc.[3]	2,247,204	158,316
MINDBODY, Inc., Class A3	3,400,000	132,260
Zebra Technologies Corp., Class A3	949,300	132,133
Vanguard International Semiconductor Corp.	56,908,575	130,770
ZPG PLC[1,2]	25,498,395	120,255
EPAM Systems, Inc.[3]	1,020,994	116,924
Alarm.Com Holdings, Inc.[1,3]	3,037,000	114,616
Acacia Communications, Inc.[1,3]	2,958,740	113,793
Halma PLC[2]	6,749,967	111,706
Douzone Bizon Co., Ltd.[1]	2,049,408	111,324
Talend SA (ADR)[1,3]	2,164,055	104,134
WIN Semiconductors Corp.	9,641,358	103,996
VTech Holdings Ltd.[2]	7,858,500	99,495
Globant SA1,3	1,791,487	92,333
InterXion Holding NV, non-registered shares[3]	1,440,000	89,438
Inphi Corp.[1,3]	2,970,199	89,403
Mitel Networks Corp.[1,3]	9,542,253	88,552
Cloudera, Inc.[3]	4,033,000	87,032
Lumentum Holdings Inc.[3]	1,352,100	86,264
Topcon Corp.	4,387,510	85,623
MercadoLibre, Inc.	238,100	84,856
Wix.com Ltd.[3]	1,036,000	82,414
SPS Commerce, Inc.[1,3]	1,159,000	74,257
eMemory Technology Inc.[1]	6,146,000	73,355
Yext, Inc.[1,3]	5,727,067	72,447
Hamamatsu Photonics KK	1,916,930	72,405
Quotient Technology Inc.[1,3]	5,311,667	69,583
Cree, Inc.[3]	1,661,914	66,992
Coupa Software Inc.[3]	1,351,000	61,633
Yandex NV, Class A3	1,530,000	60,358
CDW Corp.	850,000	59,764
TravelSky Technology Ltd., Class H2	19,960,000	58,475
Takeaway.com NV2,3	1,090,000	57,990
SUNeVision Holdings Ltd.[2]	89,854,000	57,163
Versum Materials, Inc.	1,429,190	53,780
Nemetschek SE2	457,800	51,344
SMALLCAP World Fund — Page 5 of 16

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Dolby Laboratories, Inc., Class A	800,000	$50,848
COLOPL, Inc.	5,787,000	50,350
Siltronic AG2,3	294,000	50,311
Moneysupermarket.com Group PLC[2]	12,483,000	50,221
Alteryx, Inc., Class A3	1,444,433	49,313
Integrated Device Technology, Inc.[3]	1,588,000	48,529
Ascom Holding AG1,2	2,226,000	47,301
AIXTRON SE2,3	2,434,518	47,047
Autodesk, Inc.[3]	360,000	45,209
CANCOM SE, non-registered shares[2]	425,000	43,790
MACOM Technology Solutions Holdings, Inc.[3]	2,541,000	42,181
Viavi Solutions Inc.[3]	4,303,000	41,825
Cognex Corp.	800,000	41,592
X-FAB Silicon Foundries SE2,3	3,766,519	40,660
Cypress Semiconductor Corp.	2,200,000	37,312
Bravura Solutions Ltd.[1,2]	17,125,000	35,854
Okta, Inc., Class A3	827,500	32,976
TEMENOS Group AG (Switzerland)[2]	270,000	32,385
Silicon Laboratories Inc.[3]	341,000	30,656
Trimble Inc.[3]	840,000	30,139
ASM Pacific Technology Ltd.[2]	2,071,800	29,320
Finisar Corp.[3]	1,813,000	28,664
Zillow Group, Inc., Class C, nonvoting[3]	525,000	28,245
istyle Inc.	1,816,000	25,304
Semtech Corp.[3]	620,000	24,211
BlackLine, Inc.[3]	595,000	23,330
Datalex PLC[1,2]	6,106,000	22,045
Megaport Ltd.[1,2,3]	7,476,000	21,574
Cray Inc.[3]	1,022,300	21,162
OBIC Co., Ltd.	248,000	20,622
RIB Software SE2	927,000	19,756
Gogo Inc.[3]	2,220,000	19,159
II-VI, Inc.[3]	440,000	17,996
TOTVS SA, ordinary nominative	2,000,000	17,435
YY Inc., Class A (ADR)[3]	134,000	14,097
Ultimate Software Group, Inc.[3]	55,700	13,574
GoldMoney Inc.[1,3]	4,931,100	12,898
Veeco Instruments Inc.[3]	600,000	10,200
Matrimony.com Ltd.[2,3]	798,621	9,279
Nissha Co., Ltd.	335,000	8,980
iEnergizer Ltd.[2,3]	7,650,500	6,864
AGTech Holdings Ltd.[2,3]	55,220,000	6,641
Ribbon Communications Inc.[3]	737,085	3,759
Tobii AB2,3	413,797	1,597
Xurpas Inc.[2]	16,004,200	1,127
		5,649,515
Industrials 13.10%
Kirby Corp.[3]	2,195,000	168,905
MonotaRO Co., Ltd.	4,374,300	157,003
NIBE Industrier AB, Class B2	15,558,453	147,160
Nihon M&A Center Inc.	4,271,180	146,881
Rexnord Corp.[3]	4,430,000	131,482
IDEX Corp.	875,000	124,696
Aalberts Industries NV, non-registered shares[2]	2,420,000	123,511
SMALLCAP World Fund — Page 6 of 16

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
TechnoPro Holdings, Inc.[1]	2,036,000	$122,623
Wizz Air Holdings PLC[2,3]	2,630,000	120,189
Loomis AB, Class B2	3,239,042	116,459
Bravida Holding AB1,2	15,895,198	113,584
Spirax-Sarco Engineering PLC[2]	1,344,000	108,552
IMCD NV2	1,740,000	107,049
King Slide Works Co., Ltd.[1]	7,623,765	105,897
Watsco, Inc.	560,000	101,343
Continental Building Products, Inc.[1,3]	3,330,700	95,091
Johnson Electric Holdings Ltd.[2]	24,327,375	91,550
NORMA Group SE, non-registered shares[2]	1,194,339	89,449
Nolato AB, Class B2	1,192,149	86,895
BELIMO Holding AG2	21,330	86,257
Kratos Defense & Security Solutions, Inc.[1,3]	8,262,000	85,016
Allegiant Travel Co.	487,500	84,118
Rheinmetall AG2	591,000	83,995
ABM Industries Inc.	2,306,400	77,218
Curtiss-Wright Corp.	534,631	72,213
Grupo Aeroportuario del Pacífico SAB de CV	7,227,429	71,384
GIMA TT SpA[2,3]	3,187,048	68,131
XP Power Ltd.[1,2]	1,488,000	66,607
Oshkosh Corp.	860,000	66,452
Fluidra, SA, non-registered shares[2]	3,894,063	66,221
Masco Corp.	1,625,000	65,715
Grafton Group PLC, units[2]	6,031,000	65,163
Air Lease Corp., Class A	1,493,000	63,632
Graco Inc.	1,374,000	62,819
Nabtesco Corp.	1,626,861	62,748
Welbilt Inc.[3]	3,210,000	62,434
Waste Connections, Inc.	840,000	60,262
Tsubaki Nakashima Co., Ltd.[1]	2,307,800	59,760
TransDigm Group Inc.	190,000	58,319
Havells India Ltd.[2]	7,671,266	57,850
Rockwool International A/S, Class B2	188,600	56,106
Nexans SA2	1,049,000	54,297
Spirit Airlines, Inc.[3]	1,382,000	52,212
Fujitec Co., Ltd.	3,916,000	51,512
Barrett Business Services, Inc.[1]	580,000	48,070
Boyd Group Income Fund	591,300	47,813
Generac Holdings Inc.[3]	1,019,500	46,805
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[2]	2,164,434	45,837
American Airlines Group Inc.	872,000	45,309
Stabilus SA, non-registered shares[2]	470,657	44,952
Matson, Inc.	1,503,000	43,046
Elementia, SAB de CV3	38,884,118	42,611
Takeuchi Mfg. Co., Ltd.	1,780,000	39,721
JELD-WEN Holding, Inc.[3]	1,281,000	39,224
Amara Raja Batteries Ltd.[2]	3,118,756	38,502
Befesa SA2,3	725,000	37,519
Meggitt PLC[2]	6,103,934	36,994
CoStar Group, Inc.[3]	100,000	36,268
VARTA AG, non-registered shares[2,3]	1,500,000	35,090
R.R. Donnelley & Sons Co.[1]	3,981,489	34,758
Coor Service Management Holding AB2	4,285,759	34,293
BWX Technologies, Inc.	487,233	30,954
SMALLCAP World Fund — Page 7 of 16

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Kingspan Group PLC[2]	724,000	$30,684
Harmonic Drive Systems Inc.	529,100	30,375
USG Corp.[3]	689,912	27,886
Landstar System, Inc.	251,819	27,612
LT Group, Inc.[2]	76,014,300	27,396
Flughafen Zürich AG2	119,000	26,258
Aeroflot - Russian Airlines PJSC	8,750,000	23,764
Europcar Groupe SA2	2,131,000	23,711
Carborundum Universal Ltd.[2]	4,365,000	23,418
REV Group, Inc.	1,126,938	23,395
BBA Aviation PLC[2]	5,195,000	23,372
Alliance Global Group, Inc.[2,3]	90,704,100	23,014
AKR Corporindo Tbk PT2	54,603,300	22,594
Embraer SA, ordinary nominative	3,085,000	20,117
KeyW Holding Corp.[1,3]	2,536,400	19,936
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	4,022,899	19,609
J. Kumar Infraprojects Ltd.[1,2]	4,450,500	18,726
Kornit Digital Ltd.[3]	1,400,000	18,060
Teleperformance SE2	116,247	18,032
Bossard Holding AG2	85,062	17,498
va-Q-tec AG1,2,3	784,000	17,085
Alfen NV1,2,3	1,275,000	15,683
PayPoint PLC[2]	1,220,000	13,647
Talgo SA, non-registered shares[2,3]	1,910,000	12,353
BMC Stock Holdings, Inc.[3]	579,222	11,324
Briggs & Stratton Corp.	500,000	10,705
International Container Terminal Services, Inc.[2]	5,250,000	10,086
Sweco AB, Class B, non-registered shares[2]	425,000	8,776
Indutrade AB2	310,000	8,014
Troax Group AB2	275,000	7,764
Intrum Justitia AB2	245,000	6,942
Douglas Dynamics, Inc.	140,000	6,069
		5,240,431
Financials 11.92%
Kotak Mahindra Bank Ltd.[2]	18,292,040	296,660
Essent Group Ltd.[1,3]	6,075,535	258,575
Radian Group Inc.	9,680,000	184,307
Webster Financial Corp.	3,201,922	177,387
CenterState Bank Corp.[1]	6,069,250	161,017
SVB Financial Group[3]	652,500	156,607
Grupo Supervielle SA, Class B (ADR)	4,912,000	149,030
MarketAxess Holdings Inc.	660,000	143,510
Bajaj Finance Ltd.[2]	5,237,160	143,376
Texas Capital Bancshares, Inc.[3]	1,507,817	135,553
RenaissanceRe Holdings Ltd.	883,000	122,304
Financial Engines, Inc.	3,137,000	109,795
VZ Holding AG2	396,550	107,485
First Republic Bank	1,141,825	105,744
M&A Capital Partners Co., Ltd.[1,3]	1,146,300	97,042
Capitec Bank Holdings Ltd.[2]	1,291,983	95,168
Cannae Holdings, Inc.[1,3]	4,895,000	92,320
Third Point Reinsurance Ltd.[1,3]	6,147,821	85,762
Great Western Bancorp, Inc.	2,074,703	83,548
NMI Holdings, Inc.[1,3]	5,036,127	83,348
SMALLCAP World Fund — Page 8 of 16

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Umpqua Holdings Corp.	3,785,500	$81,048
MGIC Investment Corp.[3]	6,136,039	79,769
GRUH Finance Ltd.[2]	8,560,000	76,072
FCB Financial Holdings, Inc., Class A3	1,476,000	75,424
GT Capital Holdings, Inc.[2]	3,281,095	73,886
Metro Bank PLC[2,3]	1,496,528	73,777
Avanza Bank Holding AB2	1,392,768	73,695
Close Brothers Group PLC[2]	3,630,476	73,136
Chemical Financial Corp.	1,332,450	72,858
Trupanion, Inc.[1,3]	2,410,200	72,041
Unione di Banche Italiane SPA[2]	13,773,000	63,026
Eagle Bancorp, Inc.[3]	981,000	58,713
City Union Bank Ltd.[2]	21,957,338	58,474
EFG International AG2	6,785,929	54,339
Cholamandalam Investment and Finance Co., Ltd.[2]	2,298,000	51,302
Shriram Transport Finance Co. Ltd.[2]	2,245,000	49,798
The Bank of N.T. Butterfield & Son Ltd.	1,065,000	47,797
White Mountains Insurance Group, Ltd.	51,800	42,607
KKR Real Estate Finance Trust Inc. REIT	2,118,600	42,499
Cathay General Bancorp, Inc.	1,000,000	39,980
Janus Henderson Group PLC	1,200,041	39,709
Redwood Trust, Inc. REIT	2,562,000	39,634
TPG Pace Energy Holdings Corp., Class A1,2,3,5	4,000,000	39,227
Waddell & Reed Financial, Inc., class A	1,850,000	37,389
Legg Mason Partners Equity Fund	915,285	37,206
Moelis & Co., Class A	719,000	36,561
Bharat Financial Inclusion Ltd.[2,3]	1,865,000	31,650
Boston Private Financial Holdings, Inc.	1,978,177	29,772
Numis Corp. PLC[1,2]	5,663,282	29,012
Indiabulls Housing Finance Ltd.[2]	1,500,000	28,909
Eurobank Ergasias SA2,3	29,592,819	28,233
Deutsche Pfandbriefbank AG, non-registered shares[2]	1,760,070	27,742
Republic First Bancorp, Inc.[1,3]	3,187,000	27,727
Mercury General Corp.	600,000	27,522
First Hawaiian, Inc.	918,185	25,553
Artisan Partners Asset Management Inc., Class A	705,000	23,477
Signature Bank[3]	157,800	22,400
Greenhill & Co., Inc.	1,169,700	21,639
Moscow Exchange MICEX-RTS PJSC	9,271,525	18,934
PacWest Bancorp	354,149	17,541
ICRA Ltd.[2]	291,264	16,334
Permanent TSB Group Holdings PLC[2,3]	6,457,000	15,906
Inversiones La Construcción SA	790,000	15,535
PSG Group Ltd.[2]	756,875	14,405
Bank of Ireland Group PLC[2,3]	1,515,227	13,214
Bank of Hawaii Corp.	137,443	11,422
Pzena Investment Management, Inc.	860,808	9,581
Habib Bank Ltd.	5,000,000	9,192
Cowen Inc., Class A3	640,000	8,448
HarborOne Bancorp, Inc.[3]	467,794	8,261
National Bank of Pakistan	18,295,000	7,936
IRB Brasil Resseguros SA	252,734	3,201
		4,772,051
SMALLCAP World Fund — Page 9 of 16

unaudited
Common stocks Consumer staples 5.47%	Shares	Value (000)
Emmi AG1,2	289,300	$237,166
Raia Drogasil SA, ordinary nominative	7,527,574	170,377
Morinaga & Co., Ltd.[1]	3,667,600	161,446
Lion Corp.	6,887,000	138,672
Ariake Japan Co., Ltd.	1,607,000	128,645
a2 Milk Co. Ltd.[2,3]	14,035,000	124,770
Pinnacle Foods Inc.	1,939,050	104,903
Dis-Chem Pharmacies Ltd.[2]	34,627,650	100,941
Milbon Co., Ltd.[1]	1,986,200	87,805
Varun Beverages Ltd.[2]	6,884,988	67,022
COSMOS Pharmaceutical Corp.	313,153	63,525
Sugi Holdings Co., Ltd.	1,142,000	63,200
Treasury Wine Estates Ltd.[2]	4,840,000	63,184
Simply Good Foods Co., Class A1,3	4,420,000	60,687
CCL Products (India) Ltd.[1,2]	10,642,173	45,764
Century Pacific Food, Inc.[2]	133,438,000	43,809
CLIO Cosmetics Co., Ltd.[1]	1,268,099	39,736
Davide Campari-Milano SpA[2]	5,200,000	39,398
GRUMA, SAB de CV, Series B	3,370,000	38,647
e.l.f. Beauty, Inc.[3]	1,905,327	36,906
Fresh Del Monte Produce Inc.	755,000	34,156
BWX Ltd.[1,2]	9,060,280	33,942
Herbalife Ltd.[3]	275,000	26,804
Philip Morris CR AS2	32,000	26,612
PriceSmart, Inc.	290,812	24,297
Kernel Holding SA2	1,642,578	24,042
Stock Spirits Group PLC[2]	6,404,674	22,315
Emperador Inc.[2,3]	135,870,000	19,397
Greencore Group PLC[2]	9,815,000	18,243
KWS Saat SE, non registered shares[2]	46,500	18,071
Coca-Cola Icecek AS, Class C	1,903,000	17,318
Avenue Supermarts Ltd.[2,3]	834,000	17,045
Farmer Bros. Co.[3]	550,000	16,610
Prataap Snacks Ltd. (dba Yellow Diamond)[2,3]	786,300	15,727
Del Monte Pacific Ltd.[2]	62,850,314	11,257
Hyundai Department Store Co., Ltd.	129,573	11,257
Lenta Ltd. (GDR)[2,3]	1,222,000	7,277
Lenta Ltd. (GDR)[2,3,5]	530,900	3,162
Delfi Ltd.[2]	9,182,500	10,293
R.E.A. Holdings PLC[1,2,3]	2,162,000	9,365
Nomad Foods Ltd.[3]	400,000	6,296
		2,190,089
Materials 4.83%
Hudbay Minerals Inc.[1]	18,856,137	133,474
Lundin Mining Corp.	17,349,400	113,786
James Hardie Industries PLC (CDI)[2]	6,355,000	112,229
Sirius Minerals PLC[1,2,3]	247,367,560	105,479
Scapa Group PLC[1,2]	12,183,326	83,857
Supreme Industries Ltd.[2]	4,537,805	83,529
Century Aluminum Co.[1,3]	4,868,000	80,517
Stella-Jones Inc.	2,128,500	75,185
Royal Gold, Inc.	784,000	67,322
Dalmia Bharat Ltd.[2]	1,429,682	63,841
Boral Ltd.[2]	9,965,000	57,306
SMALLCAP World Fund — Page 10 of 16

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Chr. Hansen Holding A/S2	622,000	$53,725
Valvoline Inc.	2,394,000	52,979
ACC Ltd.[2]	2,254,090	52,296
Clearwater Paper Corp.[1,3]	1,315,800	51,448
PolyOne Corp.	1,209,000	51,407
CCL Industries Inc., Class B, nonvoting	1,000,000	50,481
Venator Materials PLC[3]	2,640,000	47,758
Mayr-Melnhof Karton AG, non-registered shares[2]	292,300	44,328
Allegheny Technologies Inc.[3]	1,644,500	38,942
Navin Fluorine International Ltd.[1,2]	3,202,000	38,197
Buzzi Unicem SPA[2]	1,603,058	37,557
Platform Specialty Products Corp.[3]	3,546,907	34,157
Wienerberger AG2	1,156,000	28,928
Mayur Uniquoters Ltd.[1,2]	3,660,000	26,985
Croda International PLC[2]	407,448	26,124
KOLON Industries, Inc.	382,500	24,187
Arkema SA2	182,500	23,824
Kenmare Resources PLC[1,2,3]	7,124,863	22,603
CPMC Holdings Ltd.[2]	31,700,000	20,669
Ingevity Corp.[3]	272,000	20,044
Steel Dynamics, Inc.	443,700	19,620
OCI NV2,3	804,000	18,610
Indorama Ventures PCL, foreign registered	10,114,000	18,517
Symrise AG2	227,500	18,312
LANXESS AG2	213,040	16,329
BlueJay Mining PLC[1,2,3]	45,009,091	15,421
HEXPOL AB, Class B2	1,395,000	12,918
Hummingbird Resources PLC[1,2,3]	27,459,300	12,711
Excelsior Mining Corp.[1,2,3,5]	12,868,000	12,656
Mountain Province Diamonds Inc.[3]	4,964,264	12,330
Wacker Chemie AG2	73,500	12,073
Bacanora Lithium PLC[1,2,3]	8,573,925	11,057
Danakali Ltd.[1,2,3]	16,700,000	8,962
Essentra PLC[2]	1,270,675	7,556
Kennady Diamonds Inc.[3]	2,557,952	6,055
Dalradian Resources Inc.[3]	4,000,000	2,980
Rusoro Mining Ltd.[3]	21,437,000	1,248
S H Kelkar and Co. Ltd.[2]	143,528	574
		1,931,093
Energy 2.94%
Centennial Resource Development, Inc., Class A3,5	6,267,761	115,013
Centennial Resource Development, Inc., Class A3	262,782	4,822
Diamondback Energy, Inc.[3]	947,000	119,814
Whitecap Resources Inc.	12,257,954	74,971
Whitecap Resources Inc.[2,5]	2,970,000	17,892
Petronet LNG Ltd.[2]	22,920,000	81,645
SM Energy Co.	3,439,000	62,005
Kosmos Energy Ltd.[3]	9,253,000	58,294
Seven Generations Energy Ltd., Class A3	4,675,000	58,057
Extraction Oil & Gas, Inc.[3]	4,745,000	54,378
WorleyParsons Ltd.[2]	4,798,172	53,416
Parsley Energy, Inc., Class A3	1,707,200	49,492
Concho Resources Inc.[3]	279,500	42,017
Peyto Exploration & Development Corp.	4,953,836	41,525
SMALLCAP World Fund — Page 11 of 16

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Nine Energy Service, Inc.[1,3]	1,472,900	$35,865
Hurricane Energy PLC[2,3]	68,881,650	31,271
Tullow Oil PLC[2,3]	10,271,173	28,275
Tidewater Midstream and Infrastructure Ltd.[1]	24,334,000	26,253
Savannah Petroleum PLC[1,2,3]	65,357,000	25,970
Keyera Corp.	952,400	24,771
Source Energy Services Ltd.[1,3]	4,938,235	19,049
RSP Permian, Inc.[3]	400,000	18,752
Golar LNG Ltd.	628,092	17,185
Venture Global LNG, Inc., Series C2,3,4,5,6	4,240	15,989
Ophir Energy PLC[2,3]	20,517,000	15,146
San Leon Energy PLC[1,2,3,6]	32,348,000	11,200
Independence Contract Drilling, Inc.[1,3]	2,924,757	11,056
Lekoil Ltd. (CDI)[1,2,3]	42,922,391	10,630
Pilipinas Shell Petroleum Corp.[2]	9,991,110	10,440
Gulf Keystone Petroleum Ltd.[2,3]	5,027,150	9,165
Tourmaline Oil Corp.	410,000	6,953
BNK Petroleum Inc.[1,3]	12,804,914	5,963
Sterling Resources Ltd.[1]	34,775,000	5,533
Amerisur Resources PLC[2,3]	25,204,200	5,445
Providence Resources PLC[1,2,3]	35,235,000	5,381
Africa Oil Corp.[2,3]	1,701,357	1,588
African Petroleum Corp. Ltd.[2,3]	976,507	107
		1,175,328
Real estate 1.42%
WHA Corp. PCL[1]	1,145,170,900	136,966
MGM Growth Properties LLC REIT, Class A1	4,196,487	111,375
Purplebricks Group PLC[1,2,3]	21,454,500	94,533
Hibernia REIT PLC REIT[2]	27,060,000	48,059
Inmobiliaria Colonial Socimi SA REIT[2]	2,808,000	32,482
Gaming and Leisure Properties, Inc. REIT	800,000	26,776
K. Wah International Holdings Ltd.[2]	33,743,028	22,692
Mahindra Lifespace Developers Ltd.[1,2]	2,696,725	18,396
BR Properties SA, ordinary nominative	6,352,700	17,377
OUTFRONT Media Inc. REIT	860,153	16,119
Fibra Uno Administración, SA de CV REIT	8,860,744	13,330
São Carlos Empreendimentos e Participações S.A	1,075,400	12,252
Prologis Property Mexico, SA de CV REIT	5,043,902	9,640
Soundwill Holdings Ltd.[2]	3,413,500	6,349
Morguard Corp.	23,400	3,084
		569,430
Utilities 0.78%
ENN Energy Holdings Ltd.[2]	12,061,000	108,168
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares[2]	25,626,725	79,089
Pampa Energía SA (ADR)[3]	862,400	51,399
EDP - Energias do Brasil SA	9,404,000	37,874
Northland Power Inc.	1,100,000	19,645
Energy World Corp. Ltd.[2,3]	50,606,000	11,409
Mytrah Energy Ltd.[1,2,3]	10,418,000	4,126
		311,710
SMALLCAP World Fund — Page 12 of 16

unaudited
Common stocks Telecommunication services 0.76%	Shares	Value (000)
Iridium Communications Inc.[1,3]	7,252,388	$81,589
Iridium Communications Inc.[1,3,5]	636,132	7,157
Play Communications SA, non-registered shares[2,3]	5,517,000	53,575
HKBN Ltd.[2]	36,225,500	42,791
Tower Bersama Infrastructure Tbk PT2	77,125,000	31,348
TalkTalk Telecom Group PLC[2]	16,088,205	26,168
Cogent Communications Holdings, Inc.	565,000	24,521
Com Hem Holding AB2	834,000	13,491
Indosat Tbk PT2	38,200,000	13,190
Zegona Communications PLC[1,2]	7,911,786	11,368
		305,198
Miscellaneous 4.89%
Other common stocks in initial period of acquisition		1,958,745
Total common stocks (cost: $25,550,257,000)		37,076,367
Preferred securities 0.10% Consumer discretionary 0.10%
Made.Com Design Ltd., Series C-4, preferred shares[2,3,4,6]	2,067,967	42,054
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%[1]	96,000	150
Total preferred securities (cost: $41,513,000)		42,204
Rights & warrants 0.01% Real estate 0.01%
WHA Corp. PCL, warrants, expire 2020[1,3]	4,461,730	1,091
Information technology 0.00%
Foursquare Labs, Inc., warrants, expire 2033[2,3,4,6]	1,163,990	975
Energy 0.00%
Savannah Petroleum PLC, warrants, expire 2019[1,2,3]	21,698,000	824
Health care 0.00%
Neovasc Inc., Class C, warrants, expire 2019[2,3]	808,489	1
Neovasc Inc., Class B, warrants, expire 2019[2,3]	1,783,998	1
Neovasc Inc., Class A, warrants, expire 2022[2,3]	2,020,548	—[7]
		2
Total rights & warrants (cost: $0)		2,892
SMALLCAP World Fund — Page 13 of 16

unaudited
Convertible stocks 0.35% Health care 0.19%	Shares	Value (000)
Proteus Digital Health, Inc., Series G, convertible preferred[2,4,6]	3,044,139	$42,527
Allakos Inc., Series B, 8.00% noncumulative[1,2,4,6]	2,522,736	20,000
Rubius Therapeutics, Inc., Series C, convertible preferred[2,4,6]	1,172,792	15,000
		77,527
Information technology 0.16%
DocuSign, Inc., Series E, convertible preferred[2,4,6]	1,236,304	41,206
DocuSign, Inc., Series B, convertible preferred[2,4,6]	66,593	2,220
DocuSign, Inc., Series D, convertible preferred[2,4,6]	47,810	1,593
DocuSign, Inc., Series B1, convertible preferred[2,4,6]	19,947	665
Domo, Inc., Series D-2, convertible preferred[2,4,6]	2,965,036	13,461
Foursquare Labs, Inc., Series D, convertible preferred[2,4,6]	1,551,988	6,225
		65,370
Total convertible stocks (cost: $138,000,000)		142,897
Convertible bonds 0.05% Consumer discretionary 0.05%	Principal amount (000)
Caesars Entertainment Corp. 5.00% 2024	$11,061	19,336
Total convertible bonds (cost: $21,242,000)		19,336
Bonds, notes & other debt instruments 0.06% U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%
U.S. Treasury 0.875% 2018[8]	25,000	24,934
Total U.S. Treasury bonds & notes		24,934
Total bonds, notes & other debt instruments (cost: $24,951,000)		24,934
Short-term securities 6.88%
Bank of Nova Scotia 2.22% due 6/15/2018[5]	77,300	76,944
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.74% due 4/18/2018	56,200	56,144
Canadian Imperial Bank of Commerce 1.66%–1.69% due 4/4/2018–4/6/2018[5]	196,100	196,035
Chevron Corp. 1.85% due 4/20/2018[5]	6,000	5,993
Commonwealth Bank of Australia 1.92%–2.04% due 4/19/2018–5/24/2018[5]	128,400	128,201
CPPIB Capital Inc. 1.70%–1.80% due 4/6/2018–4/18/2018[5]	82,000	81,943
Fairway Finance Corp. 1.76% due 4/17/2018[5]	52,700	52,649
Federal Home Loan Bank 1.42%–1.75% due 4/9/2018–6/13/2018	385,459	384,854
Freddie Mac 1.28% due 4/6/2018	39,500	39,493
IBM Credit LLC 1.82% due 4/10/2018[5]	40,000	39,976
ING (U.S.) Funding LLC 1.82% due 6/13/2018	59,800	59,529
Mitsubishi UFJ Trust and Banking Corp. 1.73%–2.00% due 4/12/2018–8/1/2018[5]	65,600	65,369
Mizuho Bank, Ltd. 1.70%–1.98% due 4/24/2018–5/21/2018[5]	193,900	193,538
National Australia Bank Ltd. 1.65%–1.73% due 4/5/2018–5/2/2018[5]	253,100	252,818
National Rural Utilities Cooperative Finance Corp. 1.78% due 4/2/2018	15,000	14,997
Nestlé Capital Corp. 1.60%–1.94% due 4/5/2018–5/21/2018[5]	70,500	70,418
Nordea Bank AB 1.42%–1.68% due 4/9/2018–4/25/2018[5]	140,000	139,844
Novartis Finance Corp. 1.82% due 4/10/2018[5]	60,000	59,965
Province of Alberta 1.80% due 4/26/2018[5]	40,000	39,942
Royal Bank of Canada 1.70% due 4/23/2018	74,900	74,801
Société Générale 1.62% due 4/2/2018[5]	55,850	55,840
SMALLCAP World Fund — Page 14 of 16

unaudited
Short-term securities	Principal amount (000)	Value (000)
Sumitomo Mitsui Banking Corp. 1.68%–2.00% due 4/3/2018–5/21/2018[5]	$181,800	$181,628
Swedbank AB 1.70%–1.71% due 4/11/2018–4/16/2018	124,600	124,501
Thunder Bay Funding, LLC 1.87% due 4/25/2018[5]	43,000	42,939
Total Capital Canada Ltd. 1.66%–1.74% due 4/4/2018–5/9/2018[5]	177,600	177,367
United Overseas Bank Ltd. 1.77% due 5/4/2018[5]	61,000	60,876
Wal-Mart Stores, Inc. 1.85% due 4/17/2018[5]	75,000	74,926
Total short-term securities (cost: $2,752,017,000)		2,751,530
Total investment securities 100.10% (cost: $28,527,980,000)		40,060,160
Other assets less liabilities (0.10)%		(41,382)
Net assets 100.00%		$40,018,778
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD27,202	CAD34,000	UBS AG	4/5/2018	$810
USD33,811	GBP24,400	Bank of America, N.A.	4/11/2018	(410)
USD15,917	GBP11,375	Bank of America, N.A.	4/16/2018	(40)
USD14,859	GBP10,590	Barclays Bank PLC	4/23/2018	(1)
USD27,192	GBP19,380	Goldman Sachs	4/23/2018	(3)
USD107,096	GBP76,514	Citibank	4/23/2018	(271)
USD50,554	JPY5,303,225	JPMorgan Chase	4/27/2018	638
USD46,523	INR3,049,338	Citibank	5/25/2018	92
				$815
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $12,882,797,000, which represented 32.19% of the net assets of the fund. This amount includes $12,561,447,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,210,667,000, which represented 5.52% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Amount less than one thousand.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,746,000, which represented less than .01% of the net assets of the fund.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
DocuSign, Inc., Series E, convertible preferred	2/28/2014	$16,236	$41,206.10%
DocuSign, Inc., Series B, convertible preferred	2/28/2014	875	2,220.01
DocuSign, Inc., Series D, convertible preferred	2/28/2014	628	1,593.00
DocuSign, Inc., Series B1, convertible preferred	2/28/2014	262	665.00
Proteus Digital Health, Inc., Series G, convertible preferred	5/6/2014-7/23/2014	40,000	42,527.11
SMALLCAP World Fund — Page 15 of 16

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Made.Com Design Ltd., Series C-4, preferred shares	3/2/2018	$41,328	$42,054.10%
Acerta Pharma BV	5/7/2014	11,250	20,709.05
Allakos Inc., Series B, 8.00% noncumulative	11/29/2017	20,000	20,000.05
Venture Global LNG, Inc., Series C	5/1/2015	12,720	15,989.04
Rubius Therapeutics, Inc., Series C, convertible preferred	2/23/2018	15,000	15,000.04
Domo, Inc., Series D-2, convertible preferred	3/31/2015	25,000	13,461.03
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	6,225.02
MakeMyTrip Ltd., non-registered shares	5/2/2017	3,312	3,192.01
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	975.00
Total private placement securities		$206,611	$225,816.56%

Key to abbreviations and symbols
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
GDR = Global Depositary Receipts
INR = Indian rupees
JPY = Japanese yen
SDR = Swedish Depositary Receipts
USD/$ = U.S. dollars
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-035-0518O-S60673	SMALLCAP World Fund — Page 16 of 16

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 31, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: May 31, 2018